JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 31.6%
Aerospace & Defense — 0.9%
Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	557	584
Airbus SE (France) 3.95%, 4/10/2047 (a)	150	171
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	1,007	1,014
3.00%, 9/15/2050 (a)	502	531
Boeing Co. (The)
4.51%, 5/1/2023	2,503	2,684
1.95%, 2/1/2024	1,030	1,040
4.88%, 5/1/2025	605	675
2.75%, 2/1/2026	995	1,020
3.10%, 5/1/2026	320	333
5.15%, 5/1/2030	940	1,104
5.71%, 5/1/2040	745	940
L3Harris Technologies, Inc.
3.83%, 4/27/2025	850	955
1.80%, 1/15/2031	840	852
Leidos, Inc. 2.30%, 2/15/2031 (a)	465	472
Northrop Grumman Corp. 3.25%, 1/15/2028	200	226
Precision Castparts Corp. 3.25%, 6/15/2025	897	994
Raytheon Technologies Corp.
3.20%, 3/15/2024 (a)	350	377
4.50%, 6/1/2042	2,799	3,699
4.15%, 5/15/2045	543	680
4.35%, 4/15/2047 (a)	199	257

		18,608

Airlines — 0.0% (b)
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	138	136

Automobiles — 0.2%
Hyundai Capital America
1.15%, 11/10/2022 (a)	1,500	1,504
1.80%, 10/15/2025 (a)	490	496
2.38%, 10/15/2027 (a)	530	546
Nissan Motor Co. Ltd. (Japan) 4.81%, 9/17/2030 (a)	1,102	1,217
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (a)	705	705

		4,468

Banks — 5.6%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	1,216	1,395
AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	1,165	1,281
ANZ New Zealand Int’l Ltd. (New Zealand) 2.55%, 2/13/2030 (a)	1,245	1,358
ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024 (a)	905	976
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a)	263	302
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (a)	1,250	1,247
Banco Santander SA (Spain)
3.13%, 2/23/2023	400	422
2.75%, 5/28/2025	800	851
2.75%, 12/3/2030	600	600
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (c)	588	606
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (c)	1,855	1,916
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	1,747	1,835
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	547	583
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (c)	526	569
3.25%, 10/21/2027	1,189	1,322
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	1,700	1,939
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	4,155	4,675
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	1,510	1,608
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	4,685	4,891
Bank of Montreal (Canada) 1.85%, 5/1/2025	950	996
Bank of Nova Scotia (The) (Canada) 1.63%, 5/1/2023	3,330	3,426
Banque Federative du Credit Mutuel SA (France)
3.75%, 7/20/2023 (a)	540	585
2.38%, 11/21/2024 (a)	813	864
Barclays plc (United Kingdom)
3.65%, 3/16/2025	1,000	1,095
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.64%, 6/24/2031 (c)	1,500	1,559
BNP Paribas SA (France)
3.38%, 1/9/2025 (a)	425	463
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	730	761
(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (c)	1,065	1,155
BNZ International Funding Ltd. (New Zealand) 2.65%, 11/3/2022 (a)	632	659
Capital One Bank USA NA 3.38%, 2/15/2023	300	318

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Citigroup, Inc.
3.88%, 3/26/2025	500	558
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)	355	385
4.40%, 6/10/2025	865	991
(SOFR + 2.75%), 3.11%, 4/8/2026 (c)	1,900	2,065
4.30%, 11/20/2026	1,200	1,388
6.63%, 1/15/2028	250	327
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	1,573	1,783
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (c)	1,000	1,171
8.13%, 7/15/2039	223	404
Citizens Bank NA 3.70%, 3/29/2023	720	771
Commonwealth Bank of Australia (Australia)
3.45%, 3/16/2023 (a)	600	643
4.50%, 12/9/2025 (a)	832	952
3.74%, 9/12/2039 (a)	711	820
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	783	895
3.75%, 7/21/2026	945	1,063
5.80%, 9/30/2110 (a)	500	795
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	1,250	1,397
(SOFR + 1.68%), 1.91%, 6/16/2026 (a)(c)	500	516
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (c)	2,110	2,118
Discover Bank
3.35%, 2/6/2023	343	363
4.25%, 3/13/2026	1,205	1,385
HSBC Holdings plc (United Kingdom)
4.00%, 3/30/2022	552	578
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (c)	991	1,037
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	1,054	1,135
4.25%, 8/18/2025	939	1,060
3.90%, 5/25/2026	200	226
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,215	1,235
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,160	1,194
6.10%, 1/14/2042	700	1,044
KeyBank NA 3.18%, 5/22/2022	729	757
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (c)	612	638
4.58%, 12/10/2025	400	450
4.38%, 3/22/2028	475	563
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.41%, 3/7/2024	1,260	1,366
3.75%, 7/18/2039	760	916
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (c)	875	917
(ICE LIBOR USD 3 Month + 1.31%), 2.87%, 9/13/2030 (c)	720	780
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	800	900
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (c)	1,025	1,147
Natwest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	480	529
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	290	348
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (c)	900	953
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	640	758
NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (a)	1,025	1,081
Nordea Bank Abp (Finland) 4.25%, 9/21/2022 (a)	945	1,004
Royal Bank of Canada (Canada)
3.70%, 10/5/2023	1,000	1,092
4.65%, 1/27/2026	337	400
Santander UK Group Holdings plc (United Kingdom)
3.13%, 1/8/2021	452	453
3.57%, 1/10/2023	200	206
Societe Generale SA (France)
3.88%, 3/28/2024 (a)	815	885
2.63%, 10/16/2024 (a)	1,000	1,050
3.00%, 1/22/2030 (a)	2,008	2,121
Standard Chartered plc (United Kingdom)
5.20%, 1/26/2024 (a)	700	769
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (c)	400	425
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	570	600
(ICE LIBOR USD 3 Month + 1.91%), 4.30%, 5/21/2030 (a) (c)	550	642
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (a) (c)	200	224

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 10/18/2022	542	566
3.10%, 1/17/2023	689	728
4.44%, 4/2/2024 (a)	500	551
2.63%, 7/14/2026	872	946
3.04%, 7/16/2029	1,315	1,460
Truist Bank 3.30%, 5/15/2026	400	447
Truist Financial Corp.
4.00%, 5/1/2025	265	301
1.95%, 6/5/2030	580	604
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (c)	905	920
US Bancorp 7.50%, 6/1/2026	1,277	1,692
Wells Fargo & Co.
3.07%, 1/24/2023	500	514
4.48%, 1/16/2024	702	778
3.75%, 1/24/2024	675	733
3.30%, 9/9/2024	1,000	1,092
3.00%, 4/22/2026	993	1,090
4.10%, 6/3/2026	637	733
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (c)	1,395	1,542
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	425	449
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	1,120	1,219
4.65%, 11/4/2044	1,180	1,523
4.40%, 6/14/2046	300	379
4.75%, 12/7/2046	325	432
Westpac Banking Corp. (Australia)
2.85%, 5/13/2026	690	763
2.96%, 11/16/2040	780	839

		110,831

Beverages — 0.9%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	3,945	5,039
4.90%, 2/1/2046	2,235	2,915
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	88
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.35%, 6/1/2040	800	992
4.44%, 10/6/2048	780	976
4.50%, 6/1/2050	1,050	1,315
4.60%, 6/1/2060	375	479
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	790	855
1.85%, 9/1/2032	675	681
Constellation Brands, Inc.
4.40%, 11/15/2025	325	378
5.25%, 11/15/2048	220	312
Diageo Capital plc (United Kingdom)
1.38%, 9/29/2025	870	894
2.00%, 4/29/2030	1,180	1,237
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	255	289
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	1,060	1,164
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	500	537
4.42%, 5/25/2025	149	172
3.43%, 6/15/2027	250	285
4.99%, 5/25/2038	215	287

		18,895

Biotechnology — 0.6%
AbbVie, Inc.
3.45%, 3/15/2022	937	969
2.80%, 3/15/2023	525	549
3.85%, 6/15/2024	443	488
3.20%, 11/21/2029	1,832	2,077
4.05%, 11/21/2039	1,809	2,193
4.63%, 10/1/2042	480	618
4.40%, 11/6/2042	790	996
4.45%, 5/14/2046	190	239
Baxalta, Inc.
3.60%, 6/23/2022	149	155
5.25%, 6/23/2045	50	70
Biogen, Inc.
2.25%, 5/1/2030	1,150	1,188
3.15%, 5/1/2050	310	313
Gilead Sciences, Inc. 2.60%, 10/1/2040	1,225	1,240
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,249

		12,344

Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	340	345
6.50%, 8/15/2032	600	777

		1,122

Capital Markets — 2.3%
Bank of New York Mellon Corp. (The) 2.80%, 5/4/2026	254	282
BlackRock, Inc. 1.90%, 1/28/2031	631	657
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	429	554
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	387
4.85%, 3/29/2029	411	504
4.70%, 9/20/2047	427	545
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	402	446
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023 (a)	729	752
3.80%, 6/9/2023	800	861
3.75%, 3/26/2025	340	377
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	250	264
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	490	511
4.28%, 1/9/2028 (a)	1,162	1,342

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	1,000	1,026
3.30%, 11/16/2022	1,000	1,042
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	1,225	1,250
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	780	789
FMR LLC 6.45%, 11/15/2039 (a)	500	773
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (c)	505	516
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (c)	493	513
3.50%, 1/23/2025	557	612
3.75%, 5/22/2025	1,984	2,221
4.25%, 10/21/2025	1,415	1,625
3.50%, 11/16/2026	469	524
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	2,093	2,394
6.75%, 10/1/2037	685	1,048
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	884	972
Invesco Finance plc
4.00%, 1/30/2024	657	719
3.75%, 1/15/2026	390	440
Jefferies Group LLC 6.45%, 6/8/2027	749	950
Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (a)	1,000	1,142
Macquarie Group Ltd. (Australia)
6.25%, 1/14/2021 (a)	1,650	1,661
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (c)	700	771
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	700	842
Morgan Stanley
3.75%, 2/25/2023	3,429	3,675
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	1,765	1,897
4.00%, 7/23/2025	2,873	3,289
3.88%, 1/27/2026	946	1,082
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	985	1,039
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	440	443
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	1,265	1,655
4.30%, 1/27/2045	485	659
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	1,094	1,162
2.68%, 7/16/2030	700	739
UBS Group AG (Switzerland) 3.49%, 5/23/2023 (a)	269	280
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	200	208
4.13%, 9/24/2025 (a)	300	343
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (c)	965	1,078

		46,861

Chemicals — 0.4%
Air Products and Chemicals, Inc.
1.85%, 5/15/2027	1,540	1,625
2.80%, 5/15/2050	1,080	1,180
Albemarle Corp. 5.45%, 12/1/2044	150	173
DuPont de Nemours, Inc. 5.32%, 11/15/2038	980	1,336
International Flavors & Fragrances, Inc.
4.45%, 9/26/2028	300	355
5.00%, 9/26/2048	365	486
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	210
4.13%, 3/15/2035	455	532
5.00%, 4/1/2049	230	318
Sherwin-Williams Co. (The) 3.13%, 6/1/2024	381	413
Union Carbide Corp. 7.75%, 10/1/2096	850	1,254

		7,882

Commercial Services & Supplies — 0.1%
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	381
Republic Services, Inc. 1.45%, 2/15/2031	910	898

		1,279

Construction & Engineering — 0.1%
Quanta Services, Inc. 2.90%, 10/1/2030	1,440	1,551

Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (a)	417	469
5.13%, 5/18/2045 (a)	893	1,150
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	858

		2,477

Consumer Finance — 1.0%
AerCap Ireland Capital DAC (Ireland)
4.45%, 12/16/2021	600	618
3.95%, 2/1/2022	775	795
3.30%, 1/23/2023	390	403
4.50%, 9/15/2023	2,420	2,591
3.15%, 2/15/2024	1,500	1,544
2.88%, 8/14/2024	600	614
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022 (a)	2,000	2,030
5.50%, 1/15/2023 (a)	1,580	1,648
5.50%, 1/15/2026 (a)	1,000	1,089
4.25%, 4/15/2026 (a)	1,200	1,243
4.38%, 5/1/2026 (a)	820	846

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Capital One Financial Corp.
3.20%, 2/5/2025	1,069	1,163
4.20%, 10/29/2025	250	284
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (a)	3,550	3,712
5.50%, 2/15/2024 (a)	900	961

		19,541

Containers & Packaging — 0.1%
Packaging Corp. of America 4.05%, 12/15/2049	845	1,053
WRKCo, Inc.
3.75%, 3/15/2025	400	446
3.90%, 6/1/2028	170	196

		1,695

Diversified Consumer Services — 0.2%
Emory University Series 2020, 2.14%, 9/1/2030	1,060	1,109
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	650
President and Fellows of Harvard College 3.30%, 7/15/2056	643	774
University of Southern California Series A, 3.23%, 10/1/2120	570	587

		3,120

Diversified Financial Services — 0.7%
Blackstone 3.65%, 7/14/2023 (a)	795	820
CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (a)	1,215	1,370
GE Capital Funding LLC 4.40%, 5/15/2030 (a)	540	622
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	3,583	4,133
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	1,436	1,541
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	539	563
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 2.65%, 9/19/2022 (a)	606	625
National Rural Utilities Cooperative Finance Corp. 2.95%, 2/7/2024	306	327
ORIX Corp. (Japan) 2.90%, 7/18/2022	553	572
Shell International Finance BV (Netherlands) 2.38%, 11/7/2029	2,280	2,446
Siemens Financieringsmaatschappij NV (Germany)
3.13%, 3/16/2024 (a)	750	808
4.40%, 5/27/2045 (a)	513	697

		14,524

Diversified Telecommunication Services — 0.9%
AT&T, Inc.
2.30%, 6/1/2027	2,340	2,480
1.65%, 2/1/2028	1,000	1,014
4.30%, 2/15/2030	826	986
2.25%, 2/1/2032	2,065	2,090
3.50%, 6/1/2041	646	696
3.55%, 9/15/2055 (a)	387	396
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (a)	335	389
Deutsche Telekom International Finance BV (Germany)
3.60%, 1/19/2027 (a)	175	197
4.88%, 3/6/2042 (a)	232	307
Qwest Corp. 6.75%, 12/1/2021	741	780
Telefonica Emisiones SA (Spain) 5.46%, 2/16/2021	316	319
Verizon Communications, Inc.
2.63%, 8/15/2026	306	335
4.33%, 9/21/2028	962	1,167
4.40%, 11/1/2034	1,895	2,393
4.27%, 1/15/2036	1,445	1,811
2.65%, 11/20/2040	988	1,016
4.86%, 8/21/2046	396	544
4.67%, 3/15/2055	400	551
2.99%, 10/30/2056 (a)	545	576

		18,047

Electric Utilities — 2.1%
Alabama Power Co. 6.13%, 5/15/2038	239	357
Arizona Public Service Co. 5.05%, 9/1/2041	200	272
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	376	439
2.90%, 6/15/2050	450	484
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	1,234	1,354
Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (a)	831	846
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	165
Duke Energy Progress LLC
4.10%, 5/15/2042	273	346
4.10%, 3/15/2043	125	157
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	750	817
Edison International
3.55%, 11/15/2024	1,591	1,690
5.75%, 6/15/2027	400	468
Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	880
Enel Finance International NV (Italy)
4.63%, 9/14/2025 (a)	265	309
3.63%, 5/25/2027 (a)	740	839

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Entergy Arkansas LLC
3.50%, 4/1/2026	175	198
2.65%, 6/15/2051	415	432
Entergy Corp. 2.95%, 9/1/2026	336	371
Entergy Louisiana LLC
3.05%, 6/1/2031	629	715
2.90%, 3/15/2051	490	530
Evergy Metro, Inc. 5.30%, 10/1/2041	1,400	1,895
Evergy, Inc. 2.90%, 9/15/2029	985	1,069
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	240	280
Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	548
Hydro-Quebec (Canada)
Series HY, 8.40%, 1/15/2022	1,000	1,087
Series IO, 8.05%, 7/7/2024	350	439
ITC Holdings Corp.
2.70%, 11/15/2022	900	936
2.95%, 5/14/2030 (a)	440	481
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	560	624
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	728	922
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	315	355
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	150
5.45%, 5/15/2041	305	418
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (a)	493	539
1.96%, 6/27/2030 (a)	1,000	1,032
NRG Energy, Inc.
2.00%, 12/2/2025 (a)	710	720
2.45%, 12/2/2027 (a)	795	815
4.45%, 6/15/2029 (a)	615	703
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	145
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.60%, 11/15/2021 (c)	3,005	3,008
1.75%, 6/16/2022	4,500	4,509
3.75%, 8/15/2042 (d)	308	309
4.30%, 3/15/2045	525	565
PECO Energy Co. 2.80%, 6/15/2050	410	439
Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	150	162
Pepco Holdings LLC 7.45%, 8/15/2032	316	446
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,665
PPL Capital Funding, Inc. 3.40%, 6/1/2023	200	213
Progress Energy, Inc. 7.00%, 10/30/2031	300	428
Public Service Co. of Colorado 3.55%, 6/15/2046	214	244
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	2,490	3,619
Public Service Electric and Gas Co. 5.38%, 11/1/2039	317	451
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	400	447
Series 08-A, 5.95%, 2/1/2038	200	269
4.05%, 3/15/2042	552	624
Southwestern Public Service Co. 4.50%, 8/15/2041	200	260
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	414

		42,899

Electrical Equipment — 0.0% (b)
Eaton Corp.
7.63%, 4/1/2024	300	358
4.00%, 11/2/2032	170	208

		566

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	190	202
3.25%, 9/8/2024	219	236
3.88%, 1/12/2028	442	498
Corning, Inc. 3.90%, 11/15/2049	1,043	1,268

		2,204

Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	300	393
Halliburton Co. 4.75%, 8/1/2043	540	583
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (a)	13	14
3.90%, 5/17/2028 (a)	1,126	1,251
Schlumberger Investment SA 2.65%, 6/26/2030	800	841

		3,082

Entertainment — 0.1%
NBCUniversal Media LLC 5.95%, 4/1/2041	800	1,227
Walt Disney Co. (The)
8.88%, 4/26/2023	430	513
6.20%, 12/15/2034	100	151

		1,891

Equity Real Estate Investment Trusts (REITs) — 1.7%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	154
4.00%, 2/1/2050	653	810
American Campus Communities Operating Partnership LP 3.63%, 11/15/2027	500	546

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
American Tower Corp.
5.00%, 2/15/2024	974	1,104
3.38%, 10/15/2026	312	350
1.50%, 1/31/2028	1,215	1,220
2.90%, 1/15/2030	350	382
2.10%, 6/15/2030	630	648
1.88%, 10/15/2030	1,090	1,103
3.70%, 10/15/2049	935	1,060
2.95%, 1/15/2051	820	828
Boston Properties LP
3.20%, 1/15/2025	532	577
3.65%, 2/1/2026	483	543
Brixmor Operating Partnership LP 3.85%, 2/1/2025	400	433
Crown Castle International Corp.
4.00%, 3/1/2027	264	302
2.25%, 1/15/2031	1,235	1,278
Digital Realty Trust LP 3.70%, 8/15/2027	252	289
Duke Realty LP
3.25%, 6/30/2026	239	266
2.88%, 11/15/2029	380	417
Equinix, Inc. 1.55%, 3/15/2028	1,130	1,139
Essex Portfolio LP 2.65%, 3/15/2032	2,000	2,121
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	1,604	1,743
2.00%, 3/15/2031	610	601
Healthpeak Properties, Inc.
4.20%, 3/1/2024	230	252
3.88%, 8/15/2024	794	879
3.40%, 2/1/2025	265	291
3.50%, 7/15/2029	772	873
Kimco Realty Corp. 2.70%, 10/1/2030	1,250	1,300
Life Storage LP 4.00%, 6/15/2029	859	993
National Retail Properties, Inc.
4.00%, 11/15/2025	783	873
4.30%, 10/15/2028	620	712
Office Properties Income Trust 4.00%, 7/15/2022	784	795
Prologis LP 3.00%, 4/15/2050	905	1,005
Realty Income Corp. 4.65%, 3/15/2047	556	751
Regency Centers LP 2.95%, 9/15/2029	745	787
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	420	447
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (c)	1,320	1,373
SITE Centers Corp. 4.70%, 6/1/2027	330	351
UDR, Inc.
2.95%, 9/1/2026	382	417
3.00%, 8/15/2031	305	335
2.10%, 8/1/2032	640	645
Ventas Realty LP
3.50%, 2/1/2025	242	267
4.13%, 1/15/2026	406	465
3.85%, 4/1/2027	554	619
Welltower, Inc.
2.70%, 2/15/2027	414	450
3.10%, 1/15/2030	670	725
6.50%, 3/15/2041	350	482
WP Carey, Inc. 4.25%, 10/1/2026	350	399

		34,400

Food & Staples Retailing — 0.2%
Alimentation Couche-Tard, Inc. (Canada) 3.80%, 1/25/2050 (a)	810	948
CVS Pass-Through Trust 5.93%, 1/10/2034 (a)	826	988
Series 2013, 4.70%, 1/10/2036 (a)	633	721
Kroger Co. (The) 5.00%, 4/15/2042	1,100	1,457

		4,114

Food Products — 0.4%
Campbell Soup Co. 3.13%, 4/24/2050	315	333
Cargill, Inc.
3.25%, 3/1/2023 (a)	115	122
2.13%, 4/23/2030 (a)	1,417	1,508
Conagra Brands, Inc. 5.30%, 11/1/2038	220	295
General Mills, Inc.
4.00%, 4/17/2025	490	555
4.15%, 2/15/2043	450	559
Kellogg Co. 2.10%, 6/1/2030	620	647
Mars, Inc. 1.63%, 7/16/2032 (a)	1,570	1,561
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	153	176
Mondelez International, Inc. 1.50%, 5/4/2025	370	383
Smithfield Foods, Inc. 3.00%, 10/15/2030 (a)	1,500	1,561
Tyson Foods, Inc.
4.88%, 8/15/2034	300	396
5.15%, 8/15/2044	210	289

		8,385

Gas Utilities — 0.2%
Atmos Energy Corp.
4.15%, 1/15/2043	828	1,041
4.13%, 10/15/2044	125	157
Boston Gas Co. 4.49%, 2/15/2042 (a)	308	391
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (a)	440	560

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	807	944
Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (a)	653	659
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	351	494
4.80%, 3/15/2047 (a)	367	429

		4,675

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
1.15%, 1/30/2028	660	669
4.75%, 11/30/2036	380	527
Becton Dickinson and Co. 4.67%, 6/6/2047	600	789
Boston Scientific Corp. 4.00%, 3/1/2029	535	628
DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	1,153

		3,766

Health Care Providers & Services — 1.0%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	710	738
Aetna, Inc. 6.75%, 12/15/2037	440	671
Anthem, Inc.
4.63%, 5/15/2042	500	657
4.65%, 1/15/2043	535	707
4.65%, 8/15/2044	100	133
Ascension Health Series B, 2.53%, 11/15/2029	430	470
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	800	853
Children’s Hospital Series 2020, 2.93%, 7/15/2050	650	643
Children’s Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	583
Cigna Corp. 4.50%, 2/25/2026	300	352
CommonSpirit Health
1.55%, 10/1/2025	555	563
2.78%, 10/1/2030	550	567
3.91%, 10/1/2050	545	578
CVS Health Corp.
4.30%, 3/25/2028	779	916
3.25%, 8/15/2029	895	999
2.70%, 8/21/2040	470	475
HCA, Inc.
5.25%, 6/15/2026	1,680	1,982
5.13%, 6/15/2039	725	932
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	293
Memorial Health Services 3.45%, 11/1/2049	1,340	1,413
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	265
MidMichigan Health Series 2020, 3.41%, 6/1/2050	310	345
Quest Diagnostics, Inc. 3.45%, 6/1/2026	150	169
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	1,137	1,317
Texas Health Resources 4.33%, 11/15/2055	300	389
UnitedHealth Group, Inc.
4.63%, 7/15/2035	400	542
3.50%, 8/15/2039	815	970
Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	690	711
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	769

		20,002

Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp. 4.70%, 12/9/2035	700	914
Starbucks Corp. 2.55%, 11/15/2030	780	842

		1,756

Household Products — 0.0% (b)
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	700	721

Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust 1.84%, 11/15/2023 (a)	1,000	1,007
Exelon Generation Co. LLC 5.75%, 10/1/2041	235	271
Tri-State Generation and Transmission Association, Inc. 4.25%, 6/1/2046	417	477

		1,755

Industrial Conglomerates — 0.2%
General Electric Co.
3.10%, 1/9/2023	573	602
5.55%, 1/5/2026	1,114	1,332
3.63%, 5/1/2030	780	874
5.88%, 1/14/2038	95	123
Roper Technologies, Inc.
1.40%, 9/15/2027	1,370	1,387
2.00%, 6/30/2030	570	586

		4,904

Insurance — 1.0%
AIA Group Ltd. (Hong Kong)
3.60%, 4/9/2029 (a)	445	503
3.20%, 9/16/2040 (a)	520	558
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (a)	520	788
American International Group, Inc. 3.88%, 1/15/2035	605	730
Assurant, Inc. 4.20%, 9/27/2023	660	716
Athene Global Funding 2.95%, 11/12/2026 (a)	2,800	2,970

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Berkshire Hathaway Finance Corp. 4.40%, 5/15/2042	1,000	1,350
Brown & Brown, Inc. 2.38%, 3/15/2031	1,830	1,909
CNA Financial Corp. 3.95%, 5/15/2024	463	511
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (a) (c) (e) (f)	526	579
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	208	274
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	520
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	496
Intact US Holdings, Inc. 4.60%, 11/9/2022	500	533
Jackson National Life Global Funding 3.05%, 4/29/2026 (a)	675	746
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (a)	408	500
3.95%, 10/15/2050 (a)	900	1,083
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (a)	100	126
Markel Corp. 3.50%, 11/1/2027	200	224
MetLife, Inc. 4.88%, 11/13/2043	600	850
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (c)	266	287
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (c) (e) (f)	360	369
Prudential Financial, Inc. 3.91%, 12/7/2047	300	364
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	1,750	2,273
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	600	698
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	400	493

		20,450

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
2.50%, 6/3/2050	500	528
2.70%, 6/3/2060	460	500

		1,028

IT Services — 0.4%
DXC Technology Co. 4.25%, 4/15/2024	478	515
Fiserv, Inc.
3.20%, 7/1/2026	395	443
4.40%, 7/1/2049	375	496
Global Payments, Inc. 4.15%, 8/15/2049	795	991
International Business Machines Corp.
3.30%, 5/15/2026	1,530	1,725
1.70%, 5/15/2027	2,675	2,774
Western Union Co. (The) 3.60%, 3/15/2022	1,100	1,138

		8,082

Life Sciences Tools & Services — 0.0% (b)
Thermo Fisher Scientific, Inc.
3.00%, 4/15/2023	369	390
4.15%, 2/1/2024	343	379

		769

Machinery — 0.2%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	487
Otis Worldwide Corp. 2.57%, 2/15/2030	1,430	1,534
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	757
Xylem, Inc. 3.25%, 11/1/2026	197	221

		2,999

Media — 1.0%
Charter Communications Operating LLC
6.38%, 10/23/2035	528	731
4.80%, 3/1/2050	1,475	1,768
3.70%, 4/1/2051	450	471
Comcast Corp.
3.95%, 10/15/2025	696	798
3.15%, 3/1/2026	740	825
3.55%, 5/1/2028	443	512
1.95%, 1/15/2031	1,345	1,387
1.50%, 2/15/2031	1,250	1,243
4.20%, 8/15/2034	555	697
4.60%, 10/15/2038	845	1,117
3.25%, 11/1/2039	715	816
3.45%, 2/1/2050	918	1,083
4.95%, 10/15/2058	620	951
Cox Communications, Inc.
4.60%, 8/15/2047 (a)	275	360
2.95%, 10/1/2050 (a)	635	655
Discovery Communications LLC
5.20%, 9/20/2047	175	222
4.00%, 9/15/2055 (a)	784	872
Fox Corp. 5.58%, 1/25/2049	690	1,008
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	221	251
6.13%, 1/31/2046	200	270

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Time Warner Cable LLC
6.55%, 5/1/2037	400	551
5.50%, 9/1/2041	359	457
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	700	1,091
ViacomCBS, Inc.
4.00%, 1/15/2026	792	904
4.85%, 7/1/2042	140	170
4.38%, 3/15/2043	464	538

		19,748

Metals & Mining — 0.5%
Anglo American Capital plc (South Africa)
4.00%, 9/11/2027 (a)	500	565
2.63%, 9/10/2030 (a)	656	672
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	411
Glencore Funding LLC (Australia)
4.13%, 5/30/2023 (a)	454	488
1.63%, 9/1/2025 (a)	1,325	1,344
2.50%, 9/1/2030 (a)	2,945	2,936
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	2,500	2,529
Steel Dynamics, Inc. 3.45%, 4/15/2030	909	1,021

		9,966

Multiline Retail — 0.0% (b)
Dollar General Corp. 4.13%, 5/1/2028	235	276

Multi-Utilities — 0.3%
CMS Energy Corp. 3.00%, 5/15/2026	475	523
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	284
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022	331	339
Series F, 5.25%, 8/1/2033	920	1,184
NiSource, Inc.
1.70%, 2/15/2031	740	738
5.80%, 2/1/2042	1,256	1,756
San Diego Gas & Electric Co.
6.00%, 6/1/2026	275	342
3.95%, 11/15/2041	379	443
Southern Co. Gas Capital Corp.
3.50%, 9/15/2021	563	572
3.25%, 6/15/2026	254	282

		6,463

Oil, Gas & Consumable Fuels — 2.5%
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	732	825
Boardwalk Pipelines LP 4.80%, 5/3/2029	410	462
BP Capital Markets America, Inc. 1.75%, 8/10/2030	1,070	1,077
BP Capital Markets plc (United Kingdom) 3.51%, 3/17/2025	451	502
Buckeye Partners LP 5.85%, 11/15/2043	770	716
Cameron LNG LLC 3.70%, 1/15/2039 (a)	961	1,089
Chevron Corp. 2.24%, 5/11/2030	615	661
Concho Resources, Inc. 2.40%, 2/15/2031	505	527
Diamondback Energy, Inc.
4.75%, 5/31/2025	1,085	1,210
3.25%, 12/1/2026	570	603
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	226	252
4.13%, 1/16/2025	533	575
Enable Midstream Partners LP
4.95%, 5/15/2028	325	320
4.15%, 9/15/2029	594	552
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	215	241
4.50%, 6/10/2044	350	402
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (c)	400	428
Energy Transfer Operating LP
4.75%, 1/15/2026	1,191	1,322
6.25%, 4/15/2049	800	935
5.00%, 5/15/2050	500	530
Eni SpA (Italy) 5.70%, 10/1/2040 (a)	925	1,127
Enterprise Products Operating LLC
3.90%, 2/15/2024	475	520
3.70%, 2/15/2026	506	570
Exxon Mobil Corp.
2.99%, 3/19/2025	1,410	1,540
2.61%, 10/15/2030	1,290	1,408
3.00%, 8/16/2039	895	960
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	535	539
2.60%, 10/15/2025 (a)	650	660
Hess Corp. 6.00%, 1/15/2040	510	612
HollyFrontier Corp. 2.63%, 10/1/2023	850	857
Kinder Morgan, Inc.
2.00%, 2/15/2031	590	579
3.25%, 8/1/2050	650	631
Magellan Midstream Partners LP
3.20%, 3/15/2025	353	379
5.15%, 10/15/2043	600	718
Marathon Petroleum Corp.
4.50%, 5/1/2023	304	329
3.63%, 9/15/2024	200	215
4.70%, 5/1/2025	180	204
MPLX LP
5.25%, 1/15/2025	268	275
4.13%, 3/1/2027	259	292
2.65%, 8/15/2030	820	830
4.50%, 4/15/2038	338	375
5.20%, 3/1/2047	323	381
4.70%, 4/15/2048	65	73
5.50%, 2/15/2049	585	727

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Noble Energy, Inc. 6.00%, 3/1/2041	999	1,462
ONEOK Partners LP
3.38%, 10/1/2022	151	157
5.00%, 9/15/2023	334	364
6.65%, 10/1/2036	350	425
ONEOK, Inc.
3.40%, 9/1/2029	615	638
5.20%, 7/15/2048	850	924
Ovintiv, Inc. 7.38%, 11/1/2031	760	845
Phillips 66 Partners LP 3.15%, 12/15/2029	985	999
Pioneer Natural Resources Co. 1.90%, 8/15/2030	1,050	1,032
Plains All American Pipeline LP
3.80%, 9/15/2030	462	482
4.70%, 6/15/2044	610	600
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (a)	200	202
1.63%, 11/24/2025 (a)	278	283
Spectra Energy Partners LP 5.95%, 9/25/2043	452	580
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,615
Sunoco Logistics Partners Operations LP
3.90%, 7/15/2026	244	261
6.10%, 2/15/2042	400	444
5.30%, 4/1/2044	170	178
TC PipeLines LP 3.90%, 5/25/2027	391	434
Tennessee Gas Pipeline Co. LLC 2.90%, 3/1/2030 (a)	930	981
Texas Eastern Transmission LP
2.80%, 10/15/2022 (a)	554	568
3.50%, 1/15/2028 (a)	90	97
Total Capital International SA (France)
2.99%, 6/29/2041	1,200	1,298
3.46%, 7/12/2049	815	933
3.13%, 5/29/2050	1,180	1,292
TransCanada PipeLines Ltd. (Canada) 4.88%, 1/15/2026	394	467
Valero Energy Corp.
2.70%, 4/15/2023	735	764
1.20%, 3/15/2024	920	920
2.15%, 9/15/2027	830	829
7.50%, 4/15/2032	175	241
Williams Cos., Inc. (The)
3.90%, 1/15/2025	512	565
4.85%, 3/1/2048	409	490

		49,400

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	1,880	2,086

Pharmaceuticals — 1.0%
AstraZeneca plc (United Kingdom)
1.38%, 8/6/2030	460	454
6.45%, 9/15/2037	300	469
4.00%, 9/18/2042	240	302
Bristol-Myers Squibb Co.
3.20%, 6/15/2026	810	909
1.13%, 11/13/2027	985	992
4.13%, 6/15/2039	545	702
5.70%, 10/15/2040	633	924
5.00%, 8/15/2045	975	1,415
Eli Lilly and Co.
2.25%, 5/15/2050	575	559
2.50%, 9/15/2060	1,000	1,008
Mylan, Inc. 5.40%, 11/29/2043	520	698
Pfizer, Inc. 3.90%, 3/15/2039	950	1,181
Royalty Pharma plc
0.75%, 9/2/2023 (a)	945	949
1.20%, 9/2/2025 (a)	840	847
1.75%, 9/2/2027 (a)	840	857
3.30%, 9/2/2040 (a)	400	418
3.55%, 9/2/2050 (a)	410	426
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	1,713	1,913
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	895	1,113
3.03%, 7/9/2040	615	651
3.18%, 7/9/2050	590	631
3.38%, 7/9/2060	415	459
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	300	342
Viatris, Inc. 3.85%, 6/22/2040 (a)	567	639
Zoetis, Inc. 2.00%, 5/15/2030	760	788

		19,646

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	425	634
4.38%, 9/1/2042	375	498
5.15%, 9/1/2043	769	1,118
3.55%, 2/15/2050	653	818
CSX Corp.
5.50%, 4/15/2041	150	212
4.75%, 5/30/2042	191	252
4.75%, 11/15/2048	600	839
3.35%, 9/15/2049	95	110
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	515	589
Norfolk Southern Corp. 4.05%, 8/15/2052	600	773
Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (a)	1,131	1,229

		7,072

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc. 4.50%, 12/5/2036	300	359
Broadcom, Inc.
4.25%, 4/15/2026	1,000	1,142
4.11%, 9/15/2028	1,838	2,104
4.75%, 4/15/2029	1,575	1,875

		5,480

Software — 0.9%
G2, Inc. 2.50%, 11/20/2050 (g)	9,400	9,877
Microsoft Corp.
3.50%, 2/12/2035	291	363
4.20%, 11/3/2035	615	820
4.10%, 2/6/2037	503	663
2.53%, 6/1/2050	297	318
3.95%, 8/8/2056	268	368
2.68%, 6/1/2060	716	785
Oracle Corp.
4.30%, 7/8/2034	82	105
3.80%, 11/15/2037	500	598
3.60%, 4/1/2040	1,600	1,867
4.38%, 5/15/2055	900	1,201

		16,965

Specialty Retail — 0.2%
AutoZone, Inc. 1.65%, 1/15/2031	690	678
Home Depot, Inc. (The) 3.13%, 12/15/2049	1,630	1,876
Lowe’s Cos., Inc. 3.65%, 4/5/2029	418	487
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	432	491

		3,532

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.
3.20%, 5/11/2027	686	778
3.00%, 6/20/2027	1,125	1,266
3.85%, 5/4/2043	150	193
3.45%, 2/9/2045	1,130	1,385
3.85%, 8/4/2046	569	733
3.75%, 11/13/2047	150	192
2.95%, 9/11/2049	1,094	1,245
2.55%, 8/20/2060	850	881
Dell International LLC
5.45%, 6/15/2023 (a)	485	536
6.02%, 6/15/2026 (a)	1,410	1,712
Hewlett Packard Enterprise Co. 1.45%, 4/1/2024	1,070	1,094
HP, Inc. 3.00%, 6/17/2027	665	724

		10,739

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
4.63%, 7/11/2024 (a)	800	891
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	690	701
3.38%, 12/2/2026	400	451

		2,043

Tobacco — 0.1%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	780	804
3.73%, 9/25/2040	520	542
4.54%, 8/15/2047	265	299
3.98%, 9/25/2050	815	854
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	133

		2,632

Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.38%, 7/1/2025	476	502
2.88%, 1/15/2026	1,000	1,035
3.75%, 6/1/2026	526	567
3.25%, 10/1/2029	2,080	2,122
Aviation Capital Group LLC
3.88%, 5/1/2023 (a)	490	501
5.50%, 12/15/2024 (a)	1,047	1,121
BOC Aviation Ltd. (Singapore)
2.75%, 9/18/2022 (a)	450	458
3.50%, 10/10/2024 (a)	310	327
International Lease Finance Corp. 5.88%, 8/15/2022	506	545

		7,178

Transportation Infrastructure — 0.0% (b)
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	540	566

Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	795	914
3.45%, 5/1/2050	1,096	1,303

		2,217

Wireless Telecommunication Services — 0.7%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	880	1,004
4.38%, 4/22/2049	441	573
Rogers Communications, Inc. (Canada) 4.35%, 5/1/2049	560	722
T-Mobile USA, Inc.
1.50%, 2/15/2026 (a)	2,105	2,136
3.75%, 4/15/2027 (a)	2,275	2,576
2.05%, 2/15/2028 (a)	1,550	1,595
3.88%, 4/15/2030 (a)	1,980	2,271
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	496	675
4.88%, 6/19/2049	1,105	1,453

		13,005

TOTAL CORPORATE BONDS (Cost $570,618)		630,843

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 21.2%
U.S. Treasury Bonds
4.38%, 2/15/2038	447	672
1.13%, 5/15/2040	1,615	1,552
3.88%, 8/15/2040	235	341
3.63%, 8/15/2043	5,214	7,456
3.75%, 11/15/2043	4,988	7,269
3.63%, 2/15/2044	7,780	11,153
3.00%, 11/15/2044	17,000	22,274
2.50%, 2/15/2045	17,900	21,608
2.88%, 8/15/2045	2,300	2,962
2.25%, 8/15/2046	11,193	12,938
3.13%, 5/15/2048	3,757	5,109
2.25%, 8/15/2049	5,365	6,227
2.38%, 11/15/2049	3,700	4,407
2.00%, 2/15/2050	7,389	8,142
1.25%, 5/15/2050	7,125	6,560
1.38%, 8/15/2050	565	537
1.63%, 11/15/2050	8,000	8,084
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	300	452
3.63%, 4/15/2028	799	1,751
2.50%, 1/15/2029	300	472
U.S. Treasury Inflation Indexed Notes 0.13%, 1/15/2022	2,453	2,861
U.S. Treasury Notes
2.38%, 12/31/2020	880	882
2.63%, 5/15/2021	1,006	1,017
3.13%, 5/15/2021	2,250	2,281
1.13%, 9/30/2021	6,240	6,293
2.00%, 10/31/2021	1,100	1,119
2.13%, 5/15/2022	50,000	51,439
1.75%, 7/15/2022	5,000	5,130
1.63%, 8/31/2022	3,000	3,077
2.00%, 10/31/2022	1,650	1,708
1.50%, 2/28/2023	3,000	3,090
1.75%, 5/15/2023	2,221	2,307
2.50%, 5/15/2024	8,840	9,530
1.88%, 8/31/2024	569	603
2.25%, 11/15/2024	400	431
1.75%, 12/31/2024	13,555	14,359
2.88%, 4/30/2025	1,212	1,348
1.75%, 12/31/2026	10,154	10,911
0.38%, 9/30/2027	4,690	4,618
2.88%, 5/15/2028	1,198	1,392
1.63%, 8/15/2029	130	140
0.63%, 8/15/2030	970	950
U.S. Treasury STRIPS Bonds
4.90%, 8/15/2021 (h)	3,100	3,098
3.44%, 11/15/2021 (h)	11,340	11,329
3.23%, 2/15/2022 (h)	11,793	11,778
2.59%, 5/15/2022 (h)	18,545	18,519
3.17%, 8/15/2022 (h)	1,905	1,901
2.22%, 11/15/2022 (h)	18,375	18,320
3.63%, 2/15/2023 (h)	38,462	38,318
3.22%, 5/15/2023 (h)	14,070	14,003
2.40%, 8/15/2023 (h)	13,900	13,821
2.73%, 11/15/2023 (h)	1,052	1,045
1.85%, 2/15/2024 (h)	11,355	11,257
1.70%, 8/15/2024 (h)	20,600	20,371
7.42%, 5/15/2026 (h)	1,500	1,458
3.65%, 8/15/2026 (h)	1,592	1,540
2.42%, 11/15/2041 (h)	500	364

TOTAL U.S. TREASURY OBLIGATIONS (Cost $394,556)		422,574

MORTGAGE-BACKED SECURITIES — 16.1%
FHLMC
Pool # 846812, ARM, 3.67%, 4/1/2030 (i)	6	6
Pool # 781087, ARM, 3.98%, 12/1/2033 (i)	161	163
Pool # 1B1665, ARM, 3.64%, 4/1/2034 (i)	131	134
Pool # 847356, ARM, 4.19%, 12/1/2034 (i)	54	54
Pool # 782979, ARM, 3.88%, 1/1/2035 (i)	131	139
Pool # 848431, ARM, 2.58%, 2/1/2036 (i)	82	87
Pool # 1Q0025, ARM, 3.19%, 2/1/2036 (i)	46	48
Pool # 1L1286, ARM, 3.75%, 5/1/2036 (i)	28	29
Pool # 848365, ARM, 2.93%, 7/1/2036 (i)	80	84
Pool # 1A1096, ARM, 2.02%, 10/1/2036 (i)	116	121
Pool # 1G2539, ARM, 2.15%, 10/1/2036 (i)	11	11
Pool # 1J1348, ARM, 2.74%, 10/1/2036 (i)	69	70
Pool # 782760, ARM, 2.49%, 11/1/2036 (i)	123	130
Pool # 1G2671, ARM, 3.38%, 11/1/2036 (i)	89	90
Pool # 1J1634, ARM, 2.98%, 12/1/2036 (i)	75	79
Pool # 1J0282, ARM, 3.88%, 2/1/2037 (i)	42	42
Pool # 1Q0739, ARM, 2.43%, 3/1/2037 (i)	135	142
Pool # 848699, ARM, 2.84%, 7/1/2040 (i)	182	190
FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	208	225

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHLMC Gold Pools, 30 Year
Pool # C68485, 7.00%, 7/1/2032	19	22
Pool # G01448, 7.00%, 8/1/2032	44	52
Pool # A13625, 5.50%, 10/1/2033	210	247
Pool # A16107, 6.00%, 12/1/2033	71	80
Pool # A17537, 6.00%, 1/1/2034	94	113
Pool # A61572, 5.00%, 9/1/2034	508	590
Pool # A28796, 6.50%, 11/1/2034	100	118
Pool # G03369, 6.50%, 1/1/2035	214	242
Pool # A46987, 5.50%, 7/1/2035	439	513
Pool # G01919, 4.00%, 9/1/2035	196	212
Pool # C02641, 7.00%, 10/1/2036	81	95
Pool # C02660, 6.50%, 11/1/2036	152	176
Pool # A93383, 5.00%, 8/1/2040	380	442
Pool # A93511, 5.00%, 8/1/2040	395	457
Pool # G06493, 4.50%, 5/1/2041	1,609	1,807
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	41	46
Pool # G20027, 10.00%, 10/1/2030	9	9
Pool # U50105, 4.00%, 1/1/2032	347	372
Pool # U80254, 3.00%, 3/1/2033	423	446
Pool # P20409, 5.50%, 10/1/2033	86	95
Pool # P50201, 5.50%, 1/1/2034	55	59
Pool # U90975, 4.00%, 6/1/2042	1,616	1,757
Pool # U90673, 4.00%, 1/1/2043	410	450
Pool # U99134, 4.00%, 1/1/2046	7,662	8,403
Pool # U69030, 4.50%, 1/1/2046	3,095	3,433
FHLMC UMBS, 20 Year Pool # RB5085, 2.00%, 11/1/2040	5,226	5,444
FNMA
Pool # 470623, ARM, 0.94%, 3/1/2022 (i)	827	826
Pool # 54844, ARM, 2.34%, 9/1/2027 (i)	11	11
Pool # 303532, ARM, 3.95%, 3/1/2029 (i)	8	8
Pool # 555258, ARM, 2.28%, 1/1/2033 (i)	262	263
Pool # 722421, ARM, 2.29%, 7/1/2033 (i)	31	31
Pool # 722985, ARM, 2.53%, 7/1/2033 (i)	18	18
Pool # 686040, ARM, 2.63%, 7/1/2033 (i)	129	130
Pool # 746299, ARM, 2.40%, 9/1/2033 (i)	105	110
Pool # 749923, ARM, 2.28%, 11/1/2033 (i)	7	7
Pool # 766610, ARM, 2.89%, 1/1/2034 (i)	78	79
Pool # 920467, ARM, 2.88%, 2/1/2034 (i)	79	79
Pool # 770377, ARM, 3.11%, 4/1/2034 (i)	76	76
Pool # 751531, ARM, 2.71%, 5/1/2034 (i)	100	101
Pool # 782306, ARM, 2.17%, 7/1/2034 (i)	24	24
Pool # 790235, ARM, 2.12%, 8/1/2034 (i)	93	94
Pool # 735332, ARM, 3.03%, 8/1/2034 (i)	176	181
Pool # 725902, ARM, 2.16%, 9/1/2034 (i)	13	13
Pool # 791961, ARM, 2.19%, 9/1/2034 (i)	30	30
Pool # 803594, ARM, 2.06%, 10/1/2034 (i)	136	137
Pool # 803599, ARM, 2.10%, 10/1/2034 (i)	102	102
Pool # 896463, ARM, 2.66%, 10/1/2034 (i)	87	92
Pool # 806776, ARM, 1.81%, 11/1/2034 (i)	142	143
Pool # 806778, ARM, 2.34%, 11/1/2034 (i)	393	396
Pool # 810896, ARM, 1.96%, 1/1/2035 (i)	279	288
Pool # 802692, ARM, 2.62%, 1/1/2035 (i)	249	251
Pool # 816597, ARM, 3.54%, 2/1/2035 (i)	17	17
Pool # 745862, ARM, 3.01%, 4/1/2035 (i)	79	80
Pool # 735539, ARM, 3.60%, 4/1/2035 (i)	467	491
Pool # 821378, ARM, 2.14%, 5/1/2035 (i)	67	68
Pool # 823660, ARM, 2.88%, 5/1/2035 (i)	65	65
Pool # 745766, ARM, 2.38%, 6/1/2035 (i)	198	202
Pool # 843026, ARM, 1.88%, 9/1/2035 (i)	326	339

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 832801, ARM, 2.10%, 9/1/2035 (i)	48	49
Pool # 849251, ARM, 2.76%, 1/1/2036 (i)	79	82
Pool # 872622, ARM, 2.42%, 6/1/2036 (i)	25	25
Pool # 895141, ARM, 2.19%, 7/1/2036 (i)	104	107
Pool # 900197, ARM, 2.58%, 10/1/2036 (i)	63	67
Pool # 966946, ARM, 3.79%, 1/1/2038 (i)	33	33
FNMA UMBS, 15 Year
Pool # 889634, 6.00%, 2/1/2023	117	120
Pool # 995381, 6.00%, 1/1/2024	31	32
Pool # 995425, 6.00%, 1/1/2024	78	81
Pool # AD0133, 5.00%, 8/1/2024	34	36
FNMA UMBS, 20 Year
Pool # 254305, 6.50%, 5/1/2022	6	7
Pool # 555791, 6.50%, 12/1/2022	15	17
Pool # 255217, 4.50%, 4/1/2024	15	16
Pool # 888656, 6.50%, 4/1/2025	27	30
Pool # MA1138, 3.50%, 8/1/2032	491	530
FNMA UMBS, 30 Year
Pool # 50966, 7.00%, 1/1/2024	1	1
Pool # 399269, 7.00%, 4/1/2026	5	5
Pool # 689977, 8.00%, 3/1/2027	32	36
Pool # 695533, 8.00%, 6/1/2027	12	14
Pool # 756024, 8.00%, 9/1/2028	40	45
Pool # 755973, 8.00%, 11/1/2028	102	118
Pool # 455759, 6.00%, 12/1/2028	9	11
Pool # 252211, 6.00%, 1/1/2029	16	19
Pool # 459097, 7.00%, 1/1/2029	6	6
Pool # 889020, 6.50%, 11/1/2029	258	289
Pool # 598559, 6.50%, 8/1/2031	28	33
Pool # 622542, 5.50%, 9/1/2031	218	251
Pool # 788150, 6.00%, 3/1/2032	28	32
Pool # 649734, 7.00%, 6/1/2032	30	32
Pool # 675555, 6.00%, 12/1/2032	71	81
Pool # AL0045, 6.00%, 12/1/2032	256	301
Pool # 674349, 6.00%, 3/1/2033	11	13
Pool # 688625, 6.00%, 3/1/2033	20	23
Pool # 688655, 6.00%, 3/1/2033	15	16
Pool # 695584, 6.00%, 3/1/2033	6	6
Pool # 702901, 6.00%, 5/1/2033	86	102
Pool # 723852, 5.00%, 7/1/2033	103	119
Pool # 729296, 5.00%, 7/1/2033	232	266
Pool # 729379, 6.00%, 8/1/2033	19	21
Pool # 737825, 6.00%, 9/1/2033	30	35
Pool # 750977, 4.50%, 11/1/2033	68	75
Pool # 725017, 5.50%, 12/1/2033	363	427
Pool # 751341, 5.50%, 3/1/2034	41	47
Pool # 888568, 5.00%, 12/1/2034	8	10
Pool # 815426, 4.50%, 2/1/2035	1	1
Pool # AD0755, 7.00%, 6/1/2035	2,571	3,019
Pool # 820347, 5.00%, 9/1/2035	69	80
Pool # 833657, 7.50%, 8/1/2036	39	44
Pool # 986648, 6.00%, 9/1/2037	119	141
Pool # 888892, 7.50%, 11/1/2037	40	48
Pool # 257510, 7.00%, 12/1/2038	109	129
Pool # AD0753, 7.00%, 1/1/2039	86	103
Pool # AT5891, 3.00%, 6/1/2043	2,591	2,823
Pool # AL7527, 4.50%, 9/1/2043	1,198	1,345
Pool # BM3500, 4.00%, 9/1/2047	3,824	4,260
Pool # BJ1778, 4.50%, 10/1/2047	1,423	1,558
Pool # BN9180, 4.00%, 6/1/2049	1,414	1,518

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BK8753, 4.50%, 6/1/2049	3,500	3,845
Pool # BO1219, 4.50%, 6/1/2049	4,451	4,835
Pool # BO7077, 3.00%, 9/1/2049	3,492	3,672
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	10	11
Pool # 252409, 6.50%, 3/1/2029	48	53
Pool # 653815, 7.00%, 2/1/2033	8	8
Pool # 752786, 6.00%, 9/1/2033	60	67
Pool # 931717, 6.50%, 8/1/2039	276	317
FNMA, Other
Pool # FN0003, 4.20%, 1/1/2021 (i)	145	145
Pool # 468102, 4.34%, 6/1/2021	5,000	5,013
Pool # AL0602, 4.18%, 7/1/2021 (i)	500	502
Pool # 468159, 4.26%, 7/1/2021	1,870	1,881
Pool # 470407, 3.16%, 2/1/2022	2,386	2,430
Pool # 470622, 2.75%, 3/1/2022	508	519
Pool # AM3789, 3.02%, 7/1/2023	2,190	2,308
Pool # AM7245, 2.95%, 8/1/2023	4,335	4,560
Pool # AM4066, 3.59%, 8/1/2023	2,500	2,672
Pool # AM4628, 3.69%, 11/1/2023	1,459	1,569
Pool # AM4668, 3.76%, 11/1/2023	1,914	2,067
Pool # AM4716, 3.38%, 12/1/2023	1,905	2,052
Pool # AM7231, 2.92%, 12/1/2024	3,938	4,246
Pool # AM7589, 2.95%, 12/1/2024	1,520	1,638
Pool # AM7290, 2.97%, 12/1/2024	3,411	3,684
Pool # AM7576, 3.04%, 12/1/2024	3,941	4,268
Pool # AM7124, 3.11%, 12/1/2024	2,462	2,673
Pool # 470300, 3.64%, 1/1/2025	887	973
Pool # AM3833, 3.25%, 7/1/2025	3,507	3,841
Pool # AM4991, 3.97%, 12/1/2025	1,685	1,891
Pool # AL6805, 3.78%, 1/1/2026 (i)	3,426	3,839
Pool # 468645, 4.54%, 7/1/2026	2,545	2,912
Pool # AM6448, 3.25%, 9/1/2026	9,626	10,733
Pool # AM7223, 3.11%, 12/1/2026	3,416	3,792
Pool # AM7118, 3.14%, 12/1/2026	2,724	3,019
Pool # AM7390, 3.26%, 12/1/2026	3,730	4,151
Pool # AM7265, 3.30%, 12/1/2026	3,817	4,264
Pool # AM7515, 3.34%, 2/1/2027	3,000	3,365
Pool # AM8803, 2.78%, 6/1/2027	4,829	5,302
Pool # AM8987, 2.79%, 6/1/2027	1,799	1,974
Pool # BL1040, 3.81%, 12/1/2028	3,000	3,529
Pool # BL4364, 2.24%, 11/1/2029	5,456	5,856
Pool # BL4333, 2.52%, 11/1/2029	6,200	6,758
Pool # AM7785, 3.17%, 2/1/2030	2,859	3,232
Pool # AM7516, 3.55%, 2/1/2030	2,000	2,303
Pool # AM8544, 3.08%, 4/1/2030	7,637	8,618
Pool # AM8889, 2.92%, 5/1/2030	8,000	9,007
Pool # AM8804, 3.10%, 5/1/2030	3,634	4,107
Pool # AM9020, 2.97%, 6/1/2030	3,832	4,295
Pool # AM9320, 3.30%, 7/1/2030	4,022	4,631
Pool # BL4315, 2.39%, 9/1/2031	4,550	4,933
Pool # AP9632, 4.00%, 10/1/2032	400	431
Pool # AP9762, 4.00%, 10/1/2032	563	609
Pool # AQ7084, 3.50%, 12/1/2032	626	673
Pool # AT2703, 3.50%, 5/1/2033	1,440	1,548
Pool # AT2954, 3.50%, 5/1/2033	916	986
Pool # AT4180, 3.50%, 5/1/2033	733	788
Pool # AT4939, 3.50%, 5/1/2033	741	797
Pool # 754922, 5.50%, 9/1/2033	82	95

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 762520, 4.00%, 11/1/2033	421	455
Pool # AM8922, 3.03%, 6/1/2035	2,694	3,014
Pool # AM9188, 3.12%, 6/1/2035	7,000	7,993
Pool # 849215, 6.50%, 1/1/2036	20	21
Pool # 872740, 6.50%, 6/1/2036	78	90
Pool # 886320, 6.50%, 7/1/2036	24	27
Pool # 888796, 6.00%, 9/1/2037	65	73
Pool # AO7225, 4.00%, 7/1/2042	540	592
Pool # AO9352, 4.00%, 7/1/2042	649	712
Pool # MA1125, 4.00%, 7/1/2042	799	869
Pool # AR1397, 3.00%, 1/1/2043	1,381	1,493
Pool # MA1711, 4.50%, 12/1/2043	2,677	2,992
Pool # MA1828, 4.50%, 3/1/2044	2,124	2,375
Pool # BF0464, 3.50%, 3/1/2060 (g)	4,387	4,840
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 1.50%, 12/25/2050 (g)	4,275	4,325
TBA, 2.00%, 12/25/2050 (g)	23,170	24,070
TBA, 2.00%, 1/25/2051 (g)	21,930	22,739
GNMA I, 30 Year
Pool # 345288, 7.50%, 3/15/2023	1	1
Pool # 782507, 9.50%, 10/15/2024	2	2
Pool # 554108, 6.50%, 3/15/2028	41	45
Pool # 481872, 7.50%, 7/15/2028	4	4
Pool # 468149, 8.00%, 8/15/2028	3	3
Pool # 486537, 7.50%, 9/15/2028	9	10
Pool # 486631, 6.50%, 10/15/2028	5	5
Pool # 591882, 6.50%, 7/15/2032	14	15
Pool # 607645, 6.50%, 2/15/2033	32	36
Pool # 607724, 7.00%, 2/15/2033	34	40
Pool # 604209, 6.50%, 4/15/2033	37	42
Pool # 781614, 7.00%, 6/15/2033	58	70
Pool # BM2141, 5.00%, 7/15/2049	1,047	1,196
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	8	9
Pool # 2141, 8.00%, 12/20/2025	1	1
Pool # 2234, 8.00%, 6/20/2026	3	4
Pool # 2270, 8.00%, 8/20/2026	2	2
Pool # 2285, 8.00%, 9/20/2026	2	3
Pool # 2324, 8.00%, 11/20/2026	3	3
Pool # 2499, 8.00%, 10/20/2027	5	5
Pool # 2512, 8.00%, 11/20/2027	7	7
Pool # 2525, 8.00%, 12/20/2027	3	3
Pool # 2549, 7.50%, 2/20/2028	5	5
Pool # 2646, 7.50%, 9/20/2028	12	13
Pool # 2647, 8.00%, 9/20/2028	2	2
Pool # 3427, 4.50%, 8/20/2033	88	98
Pool # 4245, 6.00%, 9/20/2038	652	753
Pool # AK8806, 4.25%, 3/20/2045	1,397	1,576
Pool # BM2118, 4.50%, 6/20/2049	804	868
Pool # BO0535, 4.00%, 7/20/2049	2,541	2,712
Pool # BO8227, 5.00%, 7/20/2049	1,837	2,082
Pool # BO8228, 5.00%, 7/20/2049	1,033	1,151
Pool # BO8229, 5.00%, 7/20/2049	2,752	3,096
Pool # BM9734, 4.00%, 10/20/2049	4,779	5,146
Pool # BQ4115, 3.00%, 3/20/2050	5,113	5,340
GNMA II, Other
Pool # AC0979, 3.98%, 4/20/2063 (i)	217	222
Pool # AC0973, 4.08%, 5/20/2063 (i)	272	275

TOTAL MORTGAGE-BACKED SECURITIES (Cost $303,645)		320,823

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.0%
ACC 1/15/2021 ‡	2,187	2,187
Acre 6.25%, 12/22/2021 ‡	3,785	3,747
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	4,589	4,645
Series 2005-1CB, Class 1A6, IF, IO, 6.95%, 3/25/2035 ‡ (i)	582	95
Series 2005-22T1, Class A2, IF, IO, 4.92%, 6/25/2035 ‡ (i)	3,556	611
Series 2005-20CB, Class 3A8, IF, IO, 4.60%, 7/25/2035 ‡ (i)	1,629	239
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,561	1,546
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	66	44
Series 2005-37T1, Class A2, IF, IO, 4.90%, 9/25/2035 ‡ (i)	2,698	449
Series 2005-54CB, Class 1A2, IF, IO, 4.70%, 11/25/2035 ‡ (i)	2,760	455
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,096	1,046
Series 2005-57CB, Class 3A2, IF, IO, 4.95%, 12/25/2035 ‡ (i)	687	94
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	486	481
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	973	726
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	6	5
Series 2005-5, Class 1CB1, 5.50%, 6/25/2035	396	399
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	283	261
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	110	88
Series 2004-2, Class 30, PO, 9/20/2034 ‡	87	73
Series 2004-C, Class 1A1, 3.23%, 12/20/2034 (i)	66	66
Series 2005-E, Class 4A1, 3.11%, 3/20/2035 (i)	29	30
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	179	174
Series 2005-7, Class 30, PO, 11/25/2035 ‡	124	115
Series 2005-8, Class 30, PO, 1/25/2036 ‡	89	66
Series 2006-A, Class 3A2, 3.18%, 2/20/2036 (i)	165	157
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 3.90%, 2/25/2034 (i)	41	41
BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (i)	16	16
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 2.65%, 10/25/2033 (i)	36	34
Series 2004-1, Class 12A1, 3.76%, 4/25/2034 (i)	236	231
Series 2004-2, Class 14A, 3.65%, 5/25/2034 (i)	36	35
Series 2006-1, Class A1, 2.37%, 2/25/2036 (i)	591	603
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	3
Series 2004-HYB1, Class 2A, 3.00%, 5/20/2034 (i)	39	39
Series 2004-HYB3, Class 2A, 3.00%, 6/20/2034 (i)	231	229
Series 2004-7, Class 2A1, 3.58%, 6/25/2034 (i)	123	130
Series 2004-HYB6, Class A3, 2.74%, 11/20/2034 (i)	170	173
Series 2005-16, Class A23, 5.50%, 9/25/2035	283	255
Series 2005-22, Class 2A1, 2.71%, 11/25/2035 (i)	938	884
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class A, PO, 8/25/2035 ‡	35	29
Series 2005-8, Class A, PO, 11/25/2035 ‡	65	55
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033 ‡	1	1
Series 2003-HYB1, Class A, 2.60%, 9/25/2033 (i)	36	36
Citigroup Mortgage Loan Trust Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (i)	400	421
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033 ‡	25	23
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	11	11
Series 2003-1, Class 2, PO, 10/25/2033 ‡	6	5
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	14	14
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	28	29
Series 2004-UST1, Class A6, 2.63%, 8/25/2034 (i)	12	12
Series 2005-1, Class 2A1A, 2.50%, 2/25/2035 (i)	173	155
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	179	185
Series 2005-5, Class 1A2, 2.96%, 8/25/2035 (i)	219	173

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047 ‡ (i) (j)	1,079		17
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-1, Class DB1, 6.72%, 2/25/2033 (i)	251		256
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	65		67
Series 2003-25, Class 1P, PO, 10/25/2033 ‡	188		169
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	1,003		1,043
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	2,115		2,135
CSMA SFR Holdings II 7/25/2023 ‡	2,968		2,965
FHLMC - GNMA Series 8, Class ZA, 7.00%, 3/25/2023	18		18
FHLMC, REMIC
Series 1065, Class J, 9.00%, 4/15/2021	—	(k)	—	(k)
Series 1084, Class F, 1.09%, 5/15/2021 (i)	—	(k)	—	(k)
Series 1084, Class S, HB, IF, 44.59%, 5/15/2021 (i)	—	(k)	—	(k)
Series 1144, Class KB, 8.50%, 9/15/2021	1		1
Series 1250, Class J, 7.00%, 5/15/2022	1		1
Series 1343, Class LB, 7.50%, 8/15/2022	2		2
Series 1343, Class LA, 8.00%, 8/15/2022	2		2
Series 1370, Class JA, 1.29%, 9/15/2022 (i)	4		4
Series 2512, Class PG, 5.50%, 10/15/2022	42		43
Series 1455, Class WB, IF, 4.60%, 12/15/2022 (i)	4		4
Series 2535, Class BK, 5.50%, 12/15/2022	20		21
Series 1470, Class F, 1.53%, 2/15/2023 (i)	—	(k)	—	(k)
Series 2568, Class KG, 5.50%, 2/15/2023	59		61
Series 1466, Class PZ, 7.50%, 2/15/2023	19		20
Series 1498, Class I, 1.29%, 4/15/2023 (i)	25		26
Series 1502, Class PX, 7.00%, 4/15/2023	40		42
Series 1798, Class F, 5.00%, 5/15/2023	31		32
Series 1505, Class Q, 7.00%, 5/15/2023	5		5
Series 1518, Class G, IF, 8.80%, 5/15/2023 (i)	10		11
Series 1541, Class O, 0.00%, 7/15/2023 (i)	10		10
Series 2638, Class DS, IF, 8.46%, 7/15/2023 (i)	8		8
Series 1541, Class M, HB, IF, 25.39%, 7/15/2023 (i)	4		4
Series 1570, Class F, 2.02%, 8/15/2023 (i)	1		1
Series 1608, Class L, 6.50%, 9/15/2023	104		111
Series 1573, Class PZ, 7.00%, 9/15/2023	31		33
Series 2571, Class SK, HB, IF, 33.89%, 9/15/2023 (i)	14		19
Series 1591, Class PV, 6.25%, 10/15/2023	20		21
Series 1602, Class SA, HB, IF, 22.27%, 10/15/2023 (i)	12		14
Series 2710, Class HB, 5.50%, 11/15/2023	176		182
Series 1642, Class PJ, 6.00%, 11/15/2023	51		54
Series 2716, Class UN, 4.50%, 12/15/2023	118		122
Series 1638, Class H, 6.50%, 12/15/2023	70		75
Series 2283, Class K, 6.50%, 12/15/2023	29		31
Series 1700, Class GA, PO, 2/15/2024	6		6
Series 1865, Class D, PO, 2/15/2024	35		35
Series 1760, Class ZD, 0.33%, 2/15/2024 (i)	90		89
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (i)	13		14
Series 1686, Class SH, IF, 18.90%, 2/15/2024 (i)	2		3
Series 1709, Class FA, 0.00%, 3/15/2024 (i)	1		1
Series 1699, Class FC, 0.75%, 3/15/2024 (i)	3		3
Series 1695, Class EB, 7.00%, 3/15/2024	16		18
Series 1706, Class K, 7.00%, 3/15/2024	49		52
Series 2033, Class SN, HB, IF, 29.08%, 3/15/2024 (i)	8		1
Series 2306, Class K, PO, 5/15/2024	9		9
Series 2306, Class SE, IF, IO, 9.77%, 5/15/2024 (i)	21		2
Series 1745, Class D, 7.50%, 8/15/2024	12		13
Series 3720, Class A, 4.50%, 9/15/2025	95		101
Series 3131, Class BK, 5.50%, 3/15/2026	340		364

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1829, Class ZB, 6.50%, 3/15/2026	8	9
Series 1863, Class Z, 6.50%, 7/15/2026	10	11
Series 1890, Class H, 7.50%, 9/15/2026	12	14
Series 1899, Class ZE, 8.00%, 9/15/2026	38	44
Series 3229, Class HE, 5.00%, 10/15/2026	348	371
Series 1963, Class Z, 7.50%, 1/15/2027	33	37
Series 1935, Class FL, 0.84%, 2/15/2027 (i)	2	2
Series 1981, Class Z, 6.00%, 5/15/2027	48	53
Series 1970, Class PG, 7.25%, 7/15/2027	4	5
Series 1987, Class PE, 7.50%, 9/15/2027	19	22
Series 2019, Class Z, 6.50%, 12/15/2027	42	47
Series 2038, Class PN, IO, 7.00%, 3/15/2028	37	5
Series 2040, Class PE, 7.50%, 3/15/2028	78	90
Series 4251, Class KW, 2.50%, 4/15/2028	3,684	3,849
Series 2043, Class CJ, 6.50%, 4/15/2028	11	13
Series 2054, Class PV, 7.50%, 5/15/2028	54	63
Series 2075, Class PM, 6.25%, 8/15/2028	119	132
Series 2075, Class PH, 6.50%, 8/15/2028	106	120
Series 2086, Class GB, 6.00%, 9/15/2028	32	36
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	52	5
Series 2095, Class PE, 6.00%, 11/15/2028	140	158
Series 2125, Class JZ, 6.00%, 2/15/2029	49	54
Series 2136, Class PG, 6.00%, 3/15/2029	54	61
Series 2132, Class SB, HB, IF, 29.90%, 3/15/2029 (i)	10	16
Series 2141, IO, 7.00%, 4/15/2029	16	2
Series 2169, Class TB, 7.00%, 6/15/2029	178	205
Series 2163, Class PC, IO, 7.50%, 6/15/2029	18	2
Series 2172, Class QC, 7.00%, 7/15/2029	118	139
Series 2176, Class OJ, 7.00%, 8/15/2029	86	100
Series 2201, Class C, 8.00%, 11/15/2029	44	51
Series 2209, Class TC, 8.00%, 1/15/2030	46	55
Series 2210, Class Z, 8.00%, 1/15/2030	87	105
Series 2224, Class CB, 8.00%, 3/15/2030	21	25
Series 2230, Class Z, 8.00%, 4/15/2030	54	64
Series 2234, Class PZ, 7.50%, 5/15/2030	37	45
Series 2247, Class Z, 7.50%, 8/15/2030	39	46
Series 2256, Class MC, 7.25%, 9/15/2030	52	62
Series 2259, Class ZM, 7.00%, 10/15/2030	78	92
Series 2262, Class Z, 7.50%, 10/15/2030	11	13
Series 2271, Class PC, 7.25%, 12/15/2030	85	101
Series 2296, Class PD, 7.00%, 3/15/2031	51	60
Series 2313, Class LA, 6.50%, 5/15/2031	41	47
Series 2325, Class PM, 7.00%, 6/15/2031	61	73
Series 2359, Class ZB, 8.50%, 6/15/2031	144	176
Series 2344, Class ZD, 6.50%, 8/15/2031	486	565
Series 2344, Class ZJ, 6.50%, 8/15/2031	43	51
Series 2345, Class NE, 6.50%, 8/15/2031	34	40
Series 2351, Class PZ, 6.50%, 8/15/2031	40	45
Series 2353, Class AZ, 6.00%, 9/15/2031	270	302
Series 2367, Class ME, 6.50%, 10/15/2031	85	95
Series 2396, Class FM, 0.59%, 12/15/2031 (i)	141	141
Series 2399, Class OH, 6.50%, 1/15/2032	104	122
Series 2399, Class TH, 6.50%, 1/15/2032	128	151
Series 2410, Class OE, 6.38%, 2/15/2032	40	44
Series 2410, Class NG, 6.50%, 2/15/2032	116	137
Series 2420, Class XK, 6.50%, 2/15/2032	170	199
Series 2464, Class SI, IF, IO, 7.86%, 2/15/2032 (i)	232	43
Series 2410, Class QX, IF, IO, 8.51%, 2/15/2032 (i)	54	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2412, Class SP, IF, 15.82%, 2/15/2032 (i)	111	145
Series 2410, Class QS, IF, 19.13%, 2/15/2032 (i)	91	138
Series 2430, Class WF, 6.50%, 3/15/2032	242	287
Series 2423, Class MC, 7.00%, 3/15/2032	131	156
Series 2423, Class MT, 7.00%, 3/15/2032	113	135
Series 2444, Class ES, IF, IO, 7.81%, 3/15/2032 (i)	94	18
Series 2450, Class SW, IF, IO, 7.86%, 3/15/2032 (i)	75	15
Series 2435, Class CJ, 6.50%, 4/15/2032	180	212
Series 2434, Class TC, 7.00%, 4/15/2032	128	153
Series 2436, Class MC, 7.00%, 4/15/2032	81	93
Series 2455, Class GK, 6.50%, 5/15/2032	261	306
Series 2450, Class GZ, 7.00%, 5/15/2032	71	85
Series 2462, Class JG, 6.50%, 6/15/2032	120	142
Series 2466, Class PH, 6.50%, 6/15/2032	188	222
Series 2474, Class NR, 6.50%, 7/15/2032	105	120
Series 2484, Class LZ, 6.50%, 7/15/2032	126	151
Series 2500, Class MC, 6.00%, 9/15/2032	121	141
Series 2835, Class QO, PO, 12/15/2032	19	18
Series 2543, Class YX, 6.00%, 12/15/2032	241	276
Series 2544, Class HC, 6.00%, 12/15/2032	217	256
Series 2552, Class ME, 6.00%, 1/15/2033	262	307
Series 2567, Class QD, 6.00%, 2/15/2033	288	339
Series 2575, Class ME, 6.00%, 2/15/2033	665	775
Series 2596, Class QG, 6.00%, 3/15/2033	167	188
Series 2586, Class WI, IO, 6.50%, 3/15/2033	82	16
Series 2692, Class SC, IF, 13.00%, 7/15/2033 (i)	47	64
Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,779
Series 3920, Class LP, 5.00%, 1/15/2034	683	788
Series 2744, Class PE, 5.50%, 2/15/2034	14	15
Series 3611, PO, 7/15/2034	44	42
Series 2990, Class UZ, 5.75%, 6/15/2035	1,598	1,857
Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,537
Series 3014, Class OD, PO, 8/15/2035	43	39
Series 3085, Class WF, 0.94%, 8/15/2035 (i)	116	118
Series 3047, Class OD, 5.50%, 10/15/2035	870	972
Series 3074, Class BH, 5.00%, 11/15/2035	279	306
Series 3064, Class MC, 5.50%, 11/15/2035	3,095	3,765
Series 3102, Class FB, 0.44%, 1/15/2036 (i)	132	132
Series 3102, Class HS, HB, IF, 24.05%, 1/15/2036 (i)	37	54
Series 3117, Class EO, PO, 2/15/2036	273	256
Series 3117, Class OK, PO, 2/15/2036	160	151
Series 3134, PO, 3/15/2036	40	39
Series 3152, Class MO, PO, 3/15/2036	216	205
Series 3122, Class ZB, 6.00%, 3/15/2036	26	41
Series 3138, PO, 4/15/2036	181	169
Series 3607, Class BO, PO, 4/15/2036	93	88
Series 3219, Class DI, IO, 6.00%, 4/15/2036	146	31
Series 3819, Class ZQ, 6.00%, 4/15/2036	890	1,060
Series 3149, Class SO, PO, 5/15/2036	29	25
Series 3233, Class OP, PO, 5/15/2036	61	57
Series 3171, Class MO, PO, 6/15/2036	35	34
Series 3179, Class OA, PO, 7/15/2036	168	154
Series 3194, Class SA, IF, IO, 6.96%, 7/15/2036 (i)	29	7
Series 3211, Class SO, PO, 9/15/2036	187	178
Series 3218, Class AO, PO, 9/15/2036	89	77
Series 3232, Class ST, IF, IO, 6.56%, 10/15/2036 (i)	210	44
Series 3256, PO, 12/15/2036	122	114
Series 3261, Class OA, PO, 1/15/2037	148	138
Series 3260, Class CS, IF, IO, 6.00%, 1/15/2037 (i)	241	48
Series 3274, Class JO, PO, 2/15/2037	38	36
Series 3275, Class FL, 0.58%, 2/15/2037 (i)	47	47

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3290, Class SB, IF, IO, 6.31%, 3/15/2037 (i)	311		62
Series 3318, Class AO, PO, 5/15/2037	11		11
Series 3607, PO, 5/15/2037	189		176
Series 3315, Class HZ, 6.00%, 5/15/2037	194		222
Series 3326, Class JO, PO, 6/15/2037	11		10
Series 3331, PO, 6/15/2037	134		128
Series 3607, Class OP, PO, 7/15/2037	400		366
Series 4048, Class FJ, 0.55%, 7/15/2037 (i)	620		620
Series 3385, Class SN, IF, IO, 5.86%, 11/15/2037 (i)	37		7
Series 3387, Class SA, IF, IO, 6.28%, 11/15/2037 (i)	179		34
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	1,117		8
Series 3404, Class SC, IF, IO, 5.86%, 1/15/2038 (i)	323		66
Series 3424, Class PI, IF, IO, 6.66%, 4/15/2038 (i)	267		63
Series 3481, Class SJ, IF, IO, 5.71%, 8/15/2038 (i)	377		74
Series 3511, Class SA, IF, IO, 5.86%, 2/15/2039 (i)	254		46
Series 3549, Class FA, 1.34%, 7/15/2039 (i)	30		30
Series 3997, Class PF, 0.59%, 11/15/2039 (i)	21		21
Series 3621, Class BO, PO, 1/15/2040	132		125
Series 3747, Class PY, 4.00%, 10/15/2040	1,000		1,172
Series 3925, Class FL, 0.59%, 1/15/2041 (i)	314		315
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (i)	177		197
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (i)	539		592
Series 3957, Class B, 4.00%, 11/15/2041	248		274
Series 3966, Class NA, 4.00%, 12/15/2041	447		499
Series 4217, Class KY, 3.00%, 6/15/2043	2,000		2,216
Series 4822, Class ZB, 4.00%, 7/15/2048	3,829		4,181
FHLMC, STRIPS
Series 134, Class B, IO, 9.00%, 4/1/2022	—	(k)	—	(k)
Series 233, Class 11, IO, 5.00%, 9/15/2035	309		54
Series 233, Class 13, IO, 5.00%, 9/15/2035	441		76
Series 299, Class 300, 3.00%, 1/15/2043	2,848		3,010
Series 310, PO, 9/15/2043	1,134		1,026
Series 323, Class 300, 3.00%, 1/15/2044	2,193		2,376
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 5.22%, 7/25/2032 (i)	273		310
Series T-76, Class 2A, 1.72%, 10/25/2037 (i)	803		825
Series T-51, Class 2A, 7.50%, 8/25/2042 (i)	181		241
Series T-54, Class 2A, 6.50%, 2/25/2043	1,028		1,255
Series T-54, Class 3A, 7.00%, 2/25/2043	286		353
Series T-58, Class A, PO, 9/25/2043	95		82
Series T-59, Class 1AP, PO, 10/25/2043	223		172
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 2.44%, 10/25/2034 (i)	200		203
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	531		402
Series 2007-FA4, Class 1A2, IF, IO, 5.50%, 8/25/2037 ‡ (i)	1,089		277
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	92		109
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	192		227
Series 2004-W15, Class 2AF, 0.40%, 8/25/2044 (i)	278		277
Series 2005-W3, Class 2AF, 0.37%, 3/25/2045 (i)	770		767
Series 2006-W2, Class 1AF1, 0.37%, 2/25/2046 (i)	242		242
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	531		642
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	283		339
FNMA, REMIC
Series 1991-24, Class Z, 5.00%, 3/25/2021	—	(k)	—	(k)
Series 2001-4, Class PC, 7.00%, 3/25/2021	—	(k)	—	(k)
Series 2001-48, Class Z, 6.50%, 9/25/2021	25		25
Series G-51, Class SA, HB, IF, 28.35%, 12/25/2021 (i)	—	(k)	—	(k)
Series 2002-1, Class HC, 6.50%, 2/25/2022	4		4
Series 2007-15, Class NO, PO, 3/25/2022	8		8
Series 1992-101, Class J, 7.50%, 6/25/2022	—	(k)	—	(k)
Series G92-42, Class Z, 7.00%, 7/25/2022	1		1

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series G92-35, Class E, 7.50%, 7/25/2022	6		6
Series G92-44, Class ZQ, 8.00%, 7/25/2022	1		1
Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(k)	—	(k)
Series 1992-136, Class PK, 6.00%, 8/25/2022	4		4
Series 1996-59, Class J, 6.50%, 8/25/2022	2		2
Series G92-52, Class FD, 0.17%, 9/25/2022 (i)	1		1
Series 1992-143, Class MA, 5.50%, 9/25/2022	2		2
Series G92-54, Class ZQ, 7.50%, 9/25/2022	4		4
Series 1992-163, Class M, 7.75%, 9/25/2022	6		7
Series G92-62, Class B, PO, 10/25/2022	3		3
Series G92-59, Class F, 1.22%, 10/25/2022 (i)	1		1
Series G92-61, Class Z, 7.00%, 10/25/2022	2		2
Series 1992-188, Class PZ, 7.50%, 10/25/2022	17		17
Series G93-1, Class KA, 7.90%, 1/25/2023	11		12
Series G93-5, Class Z, 6.50%, 2/25/2023	4		4
Series 1997-61, Class ZC, 7.00%, 2/25/2023	62		65
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (i)	2		3
Series G93-14, Class J, 6.50%, 3/25/2023	5		5
Series 1993-25, Class J, 7.50%, 3/25/2023	10		11
Series 1993-21, Class KA, 7.70%, 3/25/2023	6		7
Series 1998-4, Class C, PO, 4/25/2023	2		2
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (i)	10		11
Series 1993-62, Class SA, IF, 19.31%, 4/25/2023 (i)	4		4
Series 1998-43, Class SA, HB, IF, 20.95%, 4/25/2023 (i)	13		2
Series 2003-39, Class LW, 5.50%, 5/25/2023	124		129
Series 2003-41, Class PE, 5.50%, 5/25/2023	53		55
Series 2008-47, Class SI, IF, IO, 6.35%, 6/25/2023 (i)	13		—	(k)
Series G93-27, Class FD, 1.03%, 8/25/2023 (i)	8		8
Series 2002-83, Class CS, 6.88%, 8/25/2023	84		88
Series 1999-38, Class SK, IF, IO, 7.90%, 8/25/2023 (i)	3		—	(k)
Series 1996-14, Class SE, IF, IO, 9.92%, 8/25/2023 (i)	43		4
Series 1993-205, Class H, PO, 9/25/2023	6		6
Series G93-37, Class H, PO, 9/25/2023	2		2
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (i)	5		6
Series 1993-165, Class SD, IF, 13.75%, 9/25/2023 (i)	2		3
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (i)	2		3
Series 1999-52, Class NS, HB, IF, 22.96%, 10/25/2023 (i)	7		9
Series 1993-179, Class SB, HB, IF, 27.46%, 10/25/2023 (i)	4		4
Series 1995-19, Class Z, 6.50%, 11/25/2023	50		53
Series 1993-230, Class FA, 0.75%, 12/25/2023 (i)	4		4
Series 1993-247, Class FE, 1.15%, 12/25/2023 (i)	10		10
Series 1993-225, Class UB, 6.50%, 12/25/2023	12		13
Series 1993-247, Class SU, IF, 12.43%, 12/25/2023 (i)	4		5
Series 2002-1, Class UD, HB, IF, 23.97%, 12/25/2023 (i)	10		12
Series 2009-9, IO, 5.00%, 2/25/2024	—	(k)	—	(k)
Series 2009-18, IO, 5.00%, 3/25/2024	—	(k)	—	(k)
Series 1994-37, Class L, 6.50%, 3/25/2024	37		40
Series 1994-40, Class Z, 6.50%, 3/25/2024	238		255
Series 2004-53, Class NC, 5.50%, 7/25/2024	39		41
Series 1995-2, Class Z, 8.50%, 1/25/2025	9		10
Series G95-1, Class C, 8.80%, 1/25/2025	9		10
Series 1997-20, IO, 1.84%, 3/25/2027 (i)	20		—	(k)
Series 1997-27, Class J, 7.50%, 4/18/2027	6		7
Series 1997-29, Class J, 7.50%, 4/20/2027	13		15
Series 1997-39, Class PD, 7.50%, 5/20/2027	77		88
Series 1997-42, Class ZC, 6.50%, 7/18/2027	6		7
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	22		2

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1998-36, Class ZB, 6.00%, 7/18/2028	33	38
Series 1998-66, Class SB, IF, IO, 8.00%, 12/25/2028 (i)	17	1
Series 1999-18, Class Z, 5.50%, 4/18/2029	47	51
Series 1999-17, Class C, 6.35%, 4/25/2029	23	26
Series 1999-62, Class PB, 7.50%, 12/18/2029	38	44
Series 2000-2, Class ZE, 7.50%, 2/25/2030	113	132
Series 2013-103, Class VG, 3.00%, 3/25/2030	3,500	3,599
Series 2000-20, Class SA, IF, IO, 8.95%, 7/25/2030 (i)	57	7
Series 2000-52, IO, 8.50%, 1/25/2031	11	2
Series 2001-7, Class PF, 7.00%, 3/25/2031	25	29
Series 2011-31, Class DB, 3.50%, 4/25/2031	1,695	1,835
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	91	14
Series 2001-30, Class PM, 7.00%, 7/25/2031	79	95
Series 2001-36, Class DE, 7.00%, 8/25/2031	86	102
Series 2001-49, Class Z, 6.50%, 9/25/2031	20	24
Series 2001-44, Class MY, 7.00%, 9/25/2031	212	254
Series 2001-44, Class PD, 7.00%, 9/25/2031	29	35
Series 2001-44, Class PU, 7.00%, 9/25/2031	26	32
Series 2001-52, Class KB, 6.50%, 10/25/2031	28	32
Series 2003-52, Class SX, HB, IF, 22.50%, 10/25/2031 (i)	49	79
Series 2001-61, Class Z, 7.00%, 11/25/2031	294	353
Series 2001-72, Class SX, IF, 17.12%, 12/25/2031 (i)	8	11
Series 2002-1, Class SA, HB, IF, 24.70%, 2/25/2032 (i)	14	21
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (i)	256	9
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (i)	4	4
Series 2002-21, Class LO, PO, 4/25/2032	8	8
Series 2002-21, Class PE, 6.50%, 4/25/2032	78	91
Series 2002-28, Class PK, 6.50%, 5/25/2032	204	239
Series 2012-66, Class CB, 3.00%, 6/25/2032	3,000	3,336
Series 2002-37, Class Z, 6.50%, 6/25/2032	53	61
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	224	36
Series 2002-48, Class GH, 6.50%, 8/25/2032	319	379
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (i)	36	43
Series 2004-59, Class BG, PO, 12/25/2032	98	93
Series 2002-77, Class S, IF, 14.21%, 12/25/2032 (i)	43	57
Series 2003-22, Class UD, 4.00%, 4/25/2033	942	1,049
Series 2003-35, Class UC, 3.75%, 5/25/2033	10	10
Series 2003-42, Class GB, 4.00%, 5/25/2033	63	70
Series 2003-34, Class AX, 6.00%, 5/25/2033	186	218
Series 2003-34, Class ED, 6.00%, 5/25/2033	849	993
Series 2003-39, IO, 6.00%, 5/25/2033 (i)	37	7
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	303	64
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	541	60
Series 2003-47, Class PE, 5.75%, 6/25/2033	143	161
Series 2004-4, Class QI, IF, IO, 6.95%, 6/25/2033 (i)	188	9
Series 2004-4, Class QM, IF, 13.90%, 6/25/2033 (i)	18	19
Series 2003-64, Class SX, IF, 13.38%, 7/25/2033 (i)	41	52
Series 2003-132, Class OA, PO, 8/25/2033	19	19
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	298	52
Series 2003-71, Class DS, IF, 7.27%, 8/25/2033 (i)	315	367
Series 2003-74, Class SH, IF, 9.90%, 8/25/2033 (i)	61	75
Series 2003-91, Class SD, IF, 12.25%, 9/25/2033 (i)	65	82
Series 2013-101, Class AE, 3.00%, 10/25/2033	3,349	3,707
Series 2013-101, Class E, 3.00%, 10/25/2033	3,000	3,299
Series 2013-108, Class GU, 3.00%, 10/25/2033	4,000	4,418
Series 2003-116, Class SB, IF, IO, 7.45%, 11/25/2033 (i)	424	88
Series 2006-44, Class P, PO, 12/25/2033	728	690
Series 2003-130, Class SX, IF, 11.29%, 1/25/2034 (i)	10	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-25, Class SA, IF, 19.11%, 4/25/2034 (i)	195	290
Series 2004-46, Class SK, IF, 16.09%, 5/25/2034 (i)	371	509
Series 2004-36, Class SA, IF, 19.11%, 5/25/2034 (i)	417	639
Series 2004-46, Class QB, HB, IF, 23.40%, 5/25/2034 (i)	145	227
Series 2004-51, Class SY, IF, 13.94%, 7/25/2034 (i)	74	94
Series 2004-79, Class SP, IF, 19.39%, 11/25/2034 (i)	7	7
Series 2005-74, Class CS, IF, 19.61%, 5/25/2035 (i)	130	168
Series 2005-56, Class S, IF, IO, 6.56%, 7/25/2035 (i)	405	92
Series 2005-66, Class SG, IF, 17.00%, 7/25/2035 (i)	118	174
Series 2005-68, Class PG, 5.50%, 8/25/2035	379	432
Series 2005-84, Class XM, 5.75%, 10/25/2035	1,051	1,193
Series 2005-110, Class GL, 5.50%, 12/25/2035	2,932	3,330
Series 2006-46, Class UC, 5.50%, 12/25/2035	315	339
Series 2005-109, Class PC, 6.00%, 12/25/2035	361	406
Series 2006-39, Class WC, 5.50%, 1/25/2036	335	364
Series 2006-16, Class OA, PO, 3/25/2036	137	130
Series 2006-22, Class AO, PO, 4/25/2036	228	216
Series 2006-23, Class KO, PO, 4/25/2036	40	40
Series 2006-44, Class GO, PO, 6/25/2036	303	286
Series 2006-53, Class US, IF, IO, 6.43%, 6/25/2036 (i)	461	90
Series 2006-56, PO, 7/25/2036	245	231
Series 2006-58, PO, 7/25/2036	130	123
Series 2006-58, Class AP, PO, 7/25/2036	277	259
Series 2006-65, Class QO, PO, 7/25/2036	205	195
Series 2006-56, Class FC, 0.44%, 7/25/2036 (i)	441	442
Series 2006-58, Class FL, 0.61%, 7/25/2036 (i)	32	33
Series 2006-60, Class DZ, 6.50%, 7/25/2036	4,857	5,587
Series 2006-72, Class TO, PO, 8/25/2036	40	37
Series 2006-79, Class DO, PO, 8/25/2036	160	156
Series 2007-7, Class SG, IF, IO, 6.35%, 8/25/2036 (i)	785	263
Series 2006-77, Class PC, 6.50%, 8/25/2036	553	640
Series 2006-90, Class AO, PO, 9/25/2036	117	111
Series 2008-42, Class AO, PO, 9/25/2036	62	58
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	815	175
Series 2006-109, PO, 11/25/2036	61	57
Series 2006-110, PO, 11/25/2036	386	364
Series 2006-111, Class EO, PO, 11/25/2036	43	40
Series 2006-124, Class HB, 2.74%, 11/25/2036 (i)	608	623
Series 2006-119, PO, 12/25/2036	45	43
Series 2006-118, Class A2, 0.21%, 12/25/2036 (i)	199	197
Series 2009-70, Class CO, PO, 1/25/2037	318	297
Series 2006-128, Class BP, 5.50%, 1/25/2037	115	125
Series 2007-77, Class FG, 0.65%, 3/25/2037 (i)	62	62
Series 2007-16, Class FC, 0.90%, 3/25/2037 (i)	77	80
Series 2007-14, Class ES, IF, IO, 6.29%, 3/25/2037 (i)	599	112
Series 2007-42, Class AO, PO, 5/25/2037	26	24
Series 2007-48, PO, 5/25/2037	93	90
Series 2007-54, Class FA, 0.55%, 6/25/2037 (i)	201	203
Series 2007-60, Class AX, IF, IO, 7.00%, 7/25/2037 (i)	1,574	402
Series 2007-81, Class GE, 6.00%, 8/25/2037	191	219
Series 2007-88, Class VI, IF, IO, 6.39%, 9/25/2037 (i)	1,059	232
Series 2007-91, Class ES, IF, IO, 6.31%, 10/25/2037 (i)	800	174
Series 2007-116, Class HI, IO, 1.74%, 1/25/2038 (i)	464	20
Series 2008-1, Class BI, IF, IO, 5.76%, 2/25/2038 (i)	249	49
Series 2008-16, Class IS, IF, IO, 6.05%, 3/25/2038 (i)	95	15
Series 2008-10, Class XI, IF, IO, 6.08%, 3/25/2038 (i)	252	48
Series 2008-27, Class SN, IF, IO, 6.75%, 4/25/2038 (i)	130	25
Series 2008-44, PO, 5/25/2038	7	7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2008-53, Class CI, IF, IO, 7.05%, 7/25/2038 (i)	204	38
Series 2008-80, Class SA, IF, IO, 5.70%, 9/25/2038 (i)	453	86
Series 2008-81, Class SB, IF, IO, 5.70%, 9/25/2038 (i)	454	76
Series 2010-148, Class MA, 4.00%, 2/25/2039	2	2
Series 2009-6, Class GS, IF, IO, 6.40%, 2/25/2039 (i)	403	91
Series 2009-62, Class HJ, 6.00%, 5/25/2039	106	114
Series 2009-60, Class HT, 6.00%, 8/25/2039	329	389
Series 2009-103, Class MB, 3.06%, 12/25/2039 (i)	158	164
Series 2009-99, Class SC, IF, IO, 6.03%, 12/25/2039 (i)	95	15
Series 2010-49, Class SC, IF, 12.36%, 3/25/2040 (i)	335	435
Series 2010-64, Class DM, 5.00%, 6/25/2040	158	179
Series 2010-71, Class HJ, 5.50%, 7/25/2040	273	317
Series 2010-147, Class SA, IF, IO, 6.38%, 1/25/2041 (i)	1,069	250
Series 2011-30, Class LS, IO, 2.80%, 4/25/2041 (i)	493	33
Series 2011-75, Class FA, 0.70%, 8/25/2041 (i)	153	154
Series 2011-118, Class MT, 7.00%, 11/25/2041	363	442
Series 2011-130, Class CA, 6.00%, 12/25/2041	644	759
Series 2013-81, Class TA, 3.00%, 2/25/2043	2,000	2,091
Series 2013-92, PO, 9/25/2043	1,001	922
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,894
Series 2013-101, Class DO, PO, 10/25/2043	1,631	1,494
Series 2013-128, PO, 12/25/2043	1,925	1,782
Series 2011-2, Class WA, 5.85%, 2/25/2051 (i)	244	281
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, HB, IF, 38.28%, 7/25/2037 (i)	10	18
Series 2003-W4, Class 2A, 5.76%, 10/25/2042 (i)	45	52
Series 2003-W1, Class 1A1, 5.20%, 12/25/2042 (i)	404	446
Series 2003-W1, Class 2A, 5.68%, 12/25/2042 (i)	165	185
Series 2009-W1, Class A, 6.00%, 12/25/2049	518	599
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 0.39%, 6/27/2036 (i)	296	292
Series 2007-106, Class A7, 6.21%, 10/25/2037 (i)	135	155
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	1	—	(k)
Series 265, Class 2, 9.00%, 3/25/2024	2	2
Series 329, Class 1, PO, 1/25/2033	36	34
Series 345, Class 6, IO, 5.00%, 12/25/2033 (i)	53	8
Series 351, Class 7, IO, 5.00%, 4/25/2034 (i)	175	23
Series 355, Class 11, IO, 6.00%, 7/25/2034	147	27
Series 365, Class 8, IO, 5.50%, 5/25/2036	226	46
Series 374, Class 5, IO, 5.50%, 8/25/2036	116	21
Series 393, Class 6, IO, 5.50%, 4/25/2037	45	7
Series 383, Class 32, IO, 6.00%, 1/25/2038	55	12
Series 383, Class 33, IO, 6.00%, 1/25/2038	143	28
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.50%, 6/19/2035 (i)	582	555
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	243	243
Series 2001-35, Class SA, IF, IO, 8.11%, 8/16/2031 (i)	77	—	(k)
Series 2002-52, Class GH, 6.50%, 7/20/2032	349	349
Series 2002-75, Class PB, 6.00%, 11/20/2032	686	705
Series 2003-58, Class BE, 6.50%, 1/20/2033	498	542
Series 2003-11, Class SK, IF, IO, 7.56%, 2/16/2033 (i)	164	—	(k)
Series 2003-12, Class SP, IF, IO, 7.55%, 2/20/2033 (i)	114	15
Series 2003-24, PO, 3/16/2033	22	22
Series 2003-40, Class TJ, 6.50%, 3/20/2033	603	658
Series 2003-46, Class TC, 6.50%, 3/20/2033	285	315
Series 2003-46, Class MG, 6.50%, 5/20/2033	377	425
Series 2003-52, Class AP, PO, 6/16/2033	108	103
Series 2003-90, PO, 10/20/2033	31	30

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2003-112, Class SA, IF, IO, 6.41%, 12/16/2033 (i)	378	47
Series 2004-28, Class S, IF, 19.28%, 4/16/2034 (i)	176	262
Series 2004-73, Class AE, IF, 14.56%, 8/17/2034 (i)	12	12
Series 2004-90, Class SI, IF, IO, 5.95%, 10/20/2034 (i)	536	91
Series 2005-68, Class DP, IF, 16.09%, 6/17/2035 (i)	60	77
Series 2010-14, Class CO, PO, 8/20/2035	187	177
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (i)	853	134
Series 2005-68, Class KI, IF, IO, 6.15%, 9/20/2035 (i)	1,222	261
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	173	27
Series 2006-16, Class OP, PO, 3/20/2036	79	75
Series 2006-38, Class SW, IF, IO, 6.35%, 6/20/2036 (i)	115	7
Series 2006-38, Class ZK, 6.50%, 8/20/2036	940	1,065
Series 2006-59, Class SD, IF, IO, 6.55%, 10/20/2036 (i)	241	39
Series 2006-65, Class SA, IF, IO, 6.65%, 11/20/2036 (i)	420	58
Series 2011-22, Class WA, 5.85%, 2/20/2037 (i)	404	467
Series 2007-57, PO, 3/20/2037	132	128
Series 2007-17, Class JO, PO, 4/16/2037	74	67
Series 2007-17, Class JI, IF, IO, 6.67%, 4/16/2037 (i)	689	154
Series 2007-19, Class SD, IF, IO, 6.05%, 4/20/2037 (i)	386	41
Series 2007-28, Class BO, PO, 5/20/2037	82	77
Series 2007-26, Class SC, IF, IO, 6.05%, 5/20/2037 (i)	321	56
Series 2007-27, Class SA, IF, IO, 6.05%, 5/20/2037 (i)	325	49
Series 2007-36, Class SE, IF, IO, 6.33%, 6/16/2037 (i)	196	28
Series 2007-47, Class PH, 6.00%, 7/16/2037	2,500	2,917
Series 2007-40, Class SB, IF, IO, 6.60%, 7/20/2037 (i)	662	121
Series 2007-42, Class SB, IF, IO, 6.60%, 7/20/2037 (i)	397	68
Series 2007-50, Class AI, IF, IO, 6.63%, 8/20/2037 (i)	241	17
Series 2007-53, Class SW, IF, 19.77%, 9/20/2037 (i)	35	47
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	85	4
Series 2009-79, Class OK, PO, 11/16/2037	114	109
Series 2007-73, Class MI, IF, IO, 5.85%, 11/20/2037 (i)	226	30
Series 2007-76, Class SA, IF, IO, 6.38%, 11/20/2037 (i)	440	62
Series 2007-72, Class US, IF, IO, 6.40%, 11/20/2037 (i)	215	30
Series 2007-79, Class SY, IF, IO, 6.40%, 12/20/2037 (i)	202	30
Series 2008-2, Class NS, IF, IO, 6.40%, 1/16/2038 (i)	399	57
Series 2008-2, Class MS, IF, IO, 7.02%, 1/16/2038 (i)	120	25
Series 2008-10, Class S, IF, IO, 5.68%, 2/20/2038 (i)	239	32
Series 2008-36, Class SH, IF, IO, 6.15%, 4/20/2038 (i)	333	1
Series 2008-40, Class SA, IF, IO, 6.26%, 5/16/2038 (i)	2,031	387
Series 2008-55, Class SA, IF, IO, 6.05%, 6/20/2038 (i)	183	31
Series 2008-71, Class SC, IF, IO, 5.85%, 8/20/2038 (i)	89	13
Series 2009-25, Class SE, IF, IO, 7.45%, 9/20/2038 (i)	158	26
Series 2008-93, Class AS, IF, IO, 5.55%, 12/20/2038 (i)	227	32
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	84	4
Series 2009-6, Class SA, IF, IO, 5.96%, 2/16/2039 (i)	238	30
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	529	80
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	229	40
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	217	47
Series 2009-22, Class SA, IF, IO, 6.12%, 4/20/2039 (i)	504	83
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	117	16
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	121	22
Series 2009-43, Class SA, IF, IO, 5.80%, 6/20/2039 (i)	217	31
Series 2009-72, Class SM, IF, IO, 6.11%, 8/16/2039 (i)	490	86
Series 2010-31, Class NO, PO, 3/20/2040	898	861
Series 2013-75, Class WA, 5.15%, 6/20/2040 (i)	1,036	1,190
Series 2010-130, Class CP, 7.00%, 10/16/2040	138	166
Series 2010-157, Class OP, PO, 12/20/2040	960	910
Series 2011-75, Class SM, IF, IO, 6.45%, 5/20/2041 (i)	633	97

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2014-188, Class W, 4.61%, 10/20/2041 (i)	458	511
Series 2012-141, Class WC, 3.70%, 1/20/2042 (i)	287	316
Series 2013-54, Class WA, 4.84%, 11/20/2042 (i)	1,566	1,787
Series 2013-91, Class WA, 4.48%, 4/20/2043 (i)	705	781
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,561
Series 2018-160, Class PA, 3.50%, 7/20/2046	4,419	4,596
Series 2012-H24, Class FG, 0.57%, 4/20/2060 (i)	10	10
Series 2013-H03, Class FA, 0.44%, 8/20/2060 (i)	2	2
Series 2012-H21, Class CF, 0.84%, 5/20/2061 (i)	20	20
Series 2013-H05, Class FB, 0.54%, 2/20/2062 (i)	108	108
Series 2012-H15, Class FA, 0.59%, 5/20/2062 (i)	1	1
Series 2012-H26, Class MA, 0.69%, 7/20/2062 (i)	6	6
Series 2012-H28, Class FA, 0.72%, 9/20/2062 (i)	18	18
Series 2012-H29, Class FA, 0.65%, 10/20/2062 (i)	812	814
Series 2012-H31, Class FD, 0.48%, 12/20/2062 (i)	994	992
Series 2013-H01, Class FA, 1.65%, 1/20/2063	216	216
Series 2013-H08, Class FC, 0.59%, 2/20/2063 (i)	892	893
Series 2013-H04, Class BA, 1.65%, 2/20/2063	82	82
Series 2013-H07, Class HA, 0.55%, 3/20/2063 (i)	964	964
Series 2013-H09, Class HA, 1.65%, 4/20/2063	206	207
Series 2013-H18, Class JA, 0.74%, 8/20/2063 (i)	1,684	1,691
Series 2014-H01, Class FD, 0.79%, 1/20/2064 (i)	1,143	1,150
Series 2014-H09, Class TA, 0.74%, 4/20/2064 (i)	1,195	1,200
Series 2015-H15, Class FD, 0.58%, 6/20/2065 (i)	1,473	1,474
Series 2015-H15, Class FJ, 0.58%, 6/20/2065 (i)	3,300	3,303
Series 2015-H16, Class FG, 0.58%, 7/20/2065 (i)	2,171	2,173
Series 2015-H23, Class FB, 0.66%, 9/20/2065 (i)	2,221	2,229
Series 2015-H32, Class FH, 0.80%, 12/20/2065 (i)	1,683	1,698
Series 2017-H08, Class XI, IO, 2.32%, 3/20/2067 (i)	7,823	807
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (i)	414	415
Series 2005-RP3, Class 1AF, 0.50%, 9/25/2035 (a) (i)	682	566
Series 2005-RP3, Class 1AS, IO, 4.25%, 9/25/2035 ‡ (a) (i)	516	71
Series 2006-RP2, Class 1AS2, IF, IO, 5.92%, 4/25/2036 ‡ (a) (i)	2,118	359
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	188	202
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	85	87
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	247	259
Series 2005-4F, Class AP, PO, 5/25/2035 ‡	5	5
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	472	491
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,007	747
Headlands Residential LLC Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (d)	4,600	4,622
Impac CMB Trust
Series 2004-7, Class 1A1, 0.89%, 11/25/2034 (i)	702	703
Series 2005-4, Class 2A1, 0.75%, 5/25/2035 (i)	111	107
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 0.50%, 5/25/2036 (i)	198	191
Series 2006-2, Class 2A1, 0.50%, 8/25/2036 (i)	61	61
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 2.53%, 11/25/2033 (i)	286	294
Series 2006-A3, Class 6A1, 3.02%, 8/25/2034 (i)	57	56
Series 2006-A2, Class 4A1, 3.08%, 8/25/2034 (i)	217	223
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.96%, 4/25/2036 (i)	242	211
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	527	305
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.11%, 4/21/2034 (i)	127	128
Series 2004-4, Class 2A1, 2.91%, 5/25/2034 (i)	32	31
Series 2004-13, Class 3A7, 3.19%, 11/21/2034 (i)	301	307
Series 2004-15, Class 3A1, 3.64%, 12/25/2034 (i)	151	142

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	4		4
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	3		3
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	154		157
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	108		112
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	266		277
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	182		187
Series 2004-6, Class 30, PO, 7/25/2034 ‡	156		131
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	270		287
Series 2004-7, Class 30, PO, 8/25/2034 ‡	84		71
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	(k)	—	(k)
Series 2003-12, Class 30, PO, 12/25/2033 ‡	12		10
Series 2004-1, Class 30, PO, 2/25/2034 ‡	10		9
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 0.50%, 5/25/2035 (a) (i)	1,429		779
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	100		83
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 0.77%, 10/25/2028 (i)	68		67
Series 2003-F, Class A1, 0.79%, 10/25/2028 (i)	637		632
Series 2004-A, Class A1, 0.61%, 4/25/2029 (i)	119		116
Series 2004-1, Class 2A1, 2.63%, 12/25/2034 (i)	173		174
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (i)	229		228
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	34		35
Series 2003-A1, Class A1, 5.50%, 5/25/2033	37		38
Series 2003-A1, Class A2, 6.00%, 5/25/2033	58		60
P -stla 7.25%, 10/11/2026 ‡	2,600		2,600
RALI Trust
Series 2002-QS16, Class A3, IF, 16.31%, 10/25/2017 (i)	—	(k)	—	(k)
Series 2003-QS9, Class A3, IF, IO, 7.40%, 5/25/2018 ‡ (i)	3		—	(k)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(k)	—
Series 2003-QS12, Class A2A, IF, IO, 7.45%, 6/25/2018 ‡ (i)	—	(k)	—	(k)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	6		6
Series 2004-QA6, Class NB2, 3.59%, 12/26/2034 (i)	618		542
RBSSP Resecuritization Trust Series 2009-12, Class 1A1, 5.35%, 11/25/2033 (a) (i)	88		88
Residential Asset Securitization Trust
Series 2005-A2, Class A4, IF, IO, 4.90%, 3/25/2035 ‡ (i)	1,151		231
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	251		246
RFMSI Trust
Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	(k)	—	(k)
Series 2005-SA4, Class 1A1, 2.89%, 9/25/2035 (i)	120		109
RMIP 5.60%, 8/25/2021 ‡	1,688		1,657
SART
4.75%, 7/15/2024	2,535		2,548
4.76%, 6/15/2025	2,631		2,670
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	3,847		4,295
Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	1,722		2,024
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 0.81%, 10/19/2034 (i)	252		253
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 0.79%, 9/25/2043 (i)	116		116
Series 2004-4, Class 3A, 2.75%, 12/25/2044 (i)	249		247
Toorak Mortgage Corp. Ltd.Series 2019-2, Class A1, 3.72%, 9/25/2022 (d)	2,795		2,838
Vendee Mortgage Trust
Series 1994-1, Class 1, 5.24%, 2/15/2024 (i)	90		95
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	125		133
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	196		222
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	151		171
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	299		341
Series 1998-1, Class 2E, 7.00%, 3/15/2028	360		405
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	714		802
Series 2003-2, Class Z, 5.00%, 5/15/2033	3,170		3,648

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
vMobo, Inc.7.50%, 5/31/2024	3,100	3,045
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	534	554
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 2.89%, 8/25/2033 (i)	40	41
Series 2003-AR9, Class 2A, 2.78%, 9/25/2033 (i)	73	70
Series 2003-AR9, Class 1A6, 2.80%, 9/25/2033 (i)	628	626
Series 2003-S9, Class P, PO, 10/25/2033 ‡	19	17
Series 2003-S9, Class A8, 5.25%, 10/25/2033	301	310
Series 2004-AR3, Class A1, 3.65%, 6/25/2034 (i)	47	48
Series 2004-AR3, Class A2, 3.65%, 6/25/2034 (i)	40	40
Series 2006-AR10, Class 2P, 3.07%, 9/25/2036 ‡ (i)	61	49
Series 2006-AR12, Class 2P, 2.64%, 10/25/2036 ‡ (i)	78	77
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 4.85%, 4/25/2035 ‡ (i)	797	130
Series 2005-2, Class 1A4, IF, IO, 4.90%, 4/25/2035 ‡ (i)	3,092	455
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	876	150
Series 2005-4, Class CB7, 5.50%, 6/25/2035	998	954
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	824	146
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	175	173
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	1,123	1,109
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	195	195

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $219,241)		239,323

ASSET-BACKED SECURITIES — 10.3%
Academic Loan Funding Trust Series 2013-1A, Class A, 0.95%, 12/26/2044 (a) (i)	844	836
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	1,235	1,241
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	560	530
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	218	214
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	441	423
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	624	530
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	89	89
Series 2016-3, Class AA, 3.00%, 10/15/2028	336	324
Series 2017-1, Class AA, 3.65%, 2/15/2029	468	458
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (a)	3,817	4,068
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	1,275	1,401
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	3,583	3,836
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (a)	2,000	2,186
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (a)	850	945
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	2,678	2,864
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (a)	500	543
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	2,380	2,671
American Tower Trust #1 3.07%, 3/15/2023 (a)	750	765
AMSR Trust
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (a)	3,500	3,581
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 ‡ (a)	4,000	4,013
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	550	560
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	882	794
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	691	663
Business Jet Securities LLC
Series 2018-2, Class B, 5.44%, 6/15/2033 (a)	1,805	1,836
Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	1,463	1,494
Series 2019-1, Class B, 5.19%, 7/15/2034 ‡ (a)	3,030	3,046
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	1,393	1,410

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	4,845	4,835
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a) (g)	805	805
Carvana Auto Receivables Trust
Series 2019-4A, Class A3, 2.30%, 9/15/2023 (a)	1,202	1,215
Series 2019-2A, Class C, 3.00%, 6/17/2024 (a)	4,675	4,800
Series 2019-3A, Class C, 2.71%, 10/15/2024 (a)	5,240	5,375
Chase Funding Trust Series 2003-6, Class 1A7, 5.00%, 11/25/2034 ‡ (d)	395	416
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	1,166
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	259	259
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (a)	2,000	2,183
Series 2020-3, Class B, 2.20%, 8/15/2053 ‡ (a)	2,855	2,817
CPS Auto Receivables Trust
Series 2015-B, Class C, 4.20%, 5/17/2021 (a)	75	75
Series 2015-C, Class D, 4.63%, 8/16/2021 (a)	102	102
CPS Auto Trust Series 2018-C, Class D, 4.40%, 6/17/2024 (a)	2,964	3,067
Credit Acceptance Auto Loan Trust
Series 2018-1A, Class A, 3.01%, 2/16/2027 (a)	212	213
Series 2018-3A, Class B, 3.89%, 10/15/2027 (a)	2,097	2,146
Credit Suisse ABS Trust Series 2020-AT1, Class A, 2.63%, 10/15/2026 (a)	3,649	3,657
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 1.05%, 10/25/2034 (i)	71	67
Delta Air Lines Pass-Through Trust Series 2015-1, Class AA, 3.63%, 7/30/2027	258	260
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032 (a)	3,748	3,874
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 3/15/2023	1,257	1,273
Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	2,649	2,688
Series 2016-CA, Class D, 4.18%, 3/15/2024 (a)	1,589	1,610
Series 2018-2, Class C, 3.63%, 8/15/2024	157	157
Series 2019-4, Class C, 2.51%, 11/17/2025	1,960	2,000
Exeter Automobile Receivables Trust
Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	2,170	2,214
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	3,540	3,649
FirstKey Homes Trust Series 2020-SFR2, Class E, 2.67%, 10/19/2037 ‡ (a)	3,000	2,991
Flagship Credit Auto Trust
Series 2016-2, Class C, 6.22%, 9/15/2022 (a)	1,805	1,830
Series 2018-2, Class A, 2.97%, 10/17/2022 (a)	148	149
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,850	5,327
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (a)	988	1,023
FREED ABS Trust
Series 2018-2, Class A, 3.99%, 10/20/2025 (a)	222	222
Series 2019-2, Class A, 2.62%, 11/18/2026 (a)	769	774
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (i)	62	55
GLS Auto Receivables Trust Series 2016-1A, Class C, 6.90%, 10/15/2021 (a)	2	2
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	210	212
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (a)	2,234	2,290
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	480	506
HERO (Cayman Islands)Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (a)	741	704
HERO Funding (Cayman Islands)Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	1,485	1,555
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	643	658
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	1,467	1,576
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (a)	156	160

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 0.35%, 3/25/2036 ‡ (i)	29	29
Kabbage Funding LLC Series 2019-1, Class B, 4.07%, 3/15/2024 ‡ (a)	280	281
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.54%, 8/25/2038 ‡ (a) (i)	2,669	56
Series 2013-2, Class A, IO, 1.52%, 3/25/2039 ‡ (a) (i)	2,602	106
Series 2015-2, Class A, IO, 2.87%, 7/25/2041 ‡ (a) (i)	857	100
Lendingpoint Asset Securitization Trust Series 2019-2, Class A, 3.07%, 11/10/2025 (a)	598	599
Lendmark Funding Trust Series 2019-1A, Class B, 3.40%, 12/20/2027 ‡ (a)	3,319	3,370
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	2,994	3,020
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	1,097	1,106
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	594	639
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡ (a)	3,609	3,670
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 0.48%, 12/7/2020 (i)	188	188
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.01%, 11/25/2033 ‡ (d)	330	341
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	1,863	1,907
Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024 (a)	5,756	5,858
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	3,010	3,042
Pretium Mortgage Credit Partners I LLC Series 2020-CFL1, Class A1, 3.10%, 2/27/2060 (a) (d)	3,381	3,384
Progress Residential Trust
Series 2020-SFR3, Class C, 1.70%, 10/17/2027 ‡ (a)	3,250	3,259
Series 2019-SFR4, Class D, 3.14%, 10/17/2036 ‡ (a)	5,000	5,098
Prosper Marketplace Issuance Trust Series 2019-3A, Class A, 3.19%, 7/15/2025 (a)	234	235
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (d)	287	108
Renew (Cayman Islands)Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	616	639
Santander Retail Auto Lease Trust Series 2020-A, Class A4, 1.76%, 3/20/2024 (a)	3,955	4,058
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.11%, 1/25/2036 ‡ (d)	190	188
Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class C, 3.12%, 5/20/2036 ‡ (a)	2,067	2,086
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	345	329
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (a)	166	169
Synchrony Card Funding LLC
Series 2019-A1, Class A, 2.95%, 3/15/2025	4,681	4,838
Series 2019-A2, Class A, 2.34%, 6/15/2025	5,000	5,152
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	2,600	2,663
Tricolor Auto Securitization Trust Series 2020-1A, Class A, 4.88%, 11/15/2026 (a)	4,077	4,077
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (a)	1,706	1,706
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	187	165
Series 2018-1, Class AA, 3.50%, 3/1/2030	993	954
Series 2019-1, Class AA, 4.15%, 8/25/2031	970	964
Series 2019-1, Class A, 4.55%, 8/25/2031	866	785
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,295	1,221
Upstart Securitization Trust Series 2020-1, Class A, 2.32%, 4/22/2030 (a)	3,479	3,505
Vericrest Opportunity Loan Trust
Series 2019-NPL8, Class A1A, 3.28%, 11/25/2049 ‡ (a) (d)	2,099	2,104
Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (a) (d)	2,318	2,320
Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	2,133	2,160

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049 ‡ (a) (d)	2,306	2,310
VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (a) (d)	2,007	2,012
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 ‡ (a) (d)	2,353	2,353
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (a)	420	422
Westlake Automobile Receivables Trust Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	2,500	2,576
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	2,245	2,319
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	3,888	3,946

TOTAL ASSET-BACKED SECURITIES (Cost $201,219)		204,695

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.9%
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (a)	560	585
Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (a) (i)	1,300	1,397
BAMLL Re-REMIC Trust Series 2016-FR16, Class A, 0.87%, 5/27/2021 (a) (i)	2,600	2,590
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (a)	483	482
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	4,400	4,491
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.72%, 6/11/2041 ‡ (a) (i)	14	—	(k)
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.38%, 12/11/2049 ‡ (a) (i)	59	—	(k)
COBALT CMBS Commercial Mortgage Trust Series 2006-C1, IO, 1.10%, 8/15/2048 ‡ (i)	129	—	(k)
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (a)	3,500	3,727
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (a) (i)	1,060	1,051
Series 2012-CR2, Class XA, IO, 1.78%, 8/15/2045 ‡ (i)	2,302	44
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ09, Class A2, 2.84%, 9/25/2022	1,151	1,189
Series KS01, Class A2, 2.52%, 1/25/2023	893	919
Series KPLB, Class A, 2.77%, 5/25/2025	353	381
Series K052, Class A2, 3.15%, 11/25/2025	3,560	3,958
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,811
Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,510
Series K070, Class A2, 3.30%, 11/25/2027 (i)	1,748	2,018
FNMA ACES
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (i)	1,681	1,816
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (i)	1,181	1,287
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (i)	8,555	9,553
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (i)	3,815	4,277
Series 2018-M8, Class A2, 3.44%, 6/25/2028 (i)	2,580	2,978
Series 2018-M10, Class A2, 3.48%, 7/25/2028 (i)	3,335	3,845
Series 2017-M5, Class A2, 3.29%, 4/25/2029 (i)	3,376	3,843
Series 2020-M50, Class A1, 0.67%, 10/25/2030	5,287	5,245
Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,325	1,344
Series 2020-M50, Class X1, IO, 2.05%, 10/25/2030 (i)	23,885	2,889
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (a)	998	1,124
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class XW, IO, 0.87%, 11/15/2038 ‡ (a) (i)	1,959	1
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.74%, 12/12/2049 ‡ (a) (i)	397	—	(k)
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class X1, IO, 0.29%, 12/15/2043 ‡ (a) (i)	330	—	(k)
Series 2007-HQ11, Class X, IO, 0.36%, 2/12/2044 (a) (i)	401	—	(k)
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	2,050	2,143
Series 2019-PARK, Class D, 2.72%, 12/15/2036 ‡ (a)	2,685	2,666

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (a)	664	661
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,236	2,193
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	896
Series 2012-C2, Class XA, IO, 1.45%, 5/10/2063 ‡ (a) (i)	6,846	112
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	1,398	1,439
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (a)	1,401	1,405
Series 2013-C11, Class D, 4.40%, 3/15/2045 ‡ (a) (i)	400	365
Series 2012-C6, Class A4, 3.44%, 4/15/2045	757	767

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $72,904)		78,002

U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
Tennessee Valley Authority
5.88%, 4/1/2036	6,839	10,508
4.63%, 9/15/2060	304	472
Tennessee Valley Authority STRIPS
DN, 3.80%, 11/1/2025 (h)	5,000	4,793
DN, 5.00%, 6/15/2035 (h)	800	609

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $13,864)		16,382

MUNICIPAL BONDS — 0.6% (l)
California — 0.1%
City of Los Angeles, Department of Airports Series 2009C, Rev., 6.58%, 5/15/2039	440	590
State of California, Various Purpose GO, 7.30%, 10/1/2039	350	576

Total California		1,166

New York — 0.3%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	360	496
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,825	2,592
Series 165, Rev., 5.65%, 11/1/2040	440	625
Series 174, Rev., 4.46%, 10/1/2062	2,060	2,684

Total New York		6,397

Ohio — 0.2%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,315	2,176
Ohio State University (The), General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	325	420
Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	2,252
Rev., 5.59%, 12/1/2114	200	282

Total Ohio		5,130

TOTAL MUNICIPAL BONDS (Cost $9,155)		12,693

FOREIGN GOVERNMENT SECURITIES — 0.6%
Province of Quebec (Canada)7.36%, 3/6/2026 (d)	377	498
Republic of Colombia (Colombia)
4.00%, 2/26/2024	922	989
4.50%, 1/28/2026	581	650
7.38%, 9/18/2037	200	288
5.63%, 2/26/2044	200	255
5.00%, 6/15/2045	515	618
4.13%, 5/15/2051	295	322
Republic of Panama (Panama)4.50%, 4/16/2050	325	411
Republic of Peru (Peru)5.63%, 11/18/2050	88	135
Republic of South Africa (South Africa)5.88%, 9/16/2025	640	715
United Mexican States (Mexico)
3.60%, 1/30/2025	788	863
4.13%, 1/21/2026	316	357
3.75%, 1/11/2028	1,216	1,344
2.66%, 5/24/2031	1,075	1,077
4.60%, 1/23/2046	2,113	2,397
3.77%, 5/24/2061	772	769

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $10,661)		11,688

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 5.5%
INVESTMENT COMPANIES — 5.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (m) (n) (Cost $110,571)	110,519	110,585

Total Investments — 102.6% (Cost $1,906,434)		2,047,608
Liabilities in Excess of Other Assets — (2.6)%		(50,954)

Net Assets — 100.0%		1,996,654

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2020.
CMBS	Commercial Mortgage-Backed Security
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2020. The rate may be subject to a cap and floor.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2020.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	The rate shown is the effective yield as of November 30, 2020.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(j)	Defaulted security.
(k)	Amount rounds to less than one thousand.
(l)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of November 30, 2020.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$139,944	$64,751	$204,695
Collateralized Mortgage Obligations	—	214,974	24,349	239,323
Commercial Mortgage-Backed Securities	—	73,417	4,585	78,002
Corporate Bonds	—	630,843	—	630,843
Foreign Government Securities	—	11,688	—	11,688
Mortgage-Backed Securities	—	320,823	—	320,823
Municipal Bonds	—	12,693	—	12,693
U.S. Government Agency Securities	—	16,382	—	16,382
U.S. Treasury Obligations	—	422,574	—	422,574
Short-Term Investments
Investment Companies	110,585	—	—	110,585

Total Investments in Securities	$110,585	$1,843,338	$93,685	$2,047,608

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands) :

	Balance as of February 29, 2020	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2020
Investments in Securities:
Asset-Backed Securities	$72,411	$—	(a)	$(226)	$(65)	$21,126	$(21,870)	$3,177	$(9,802)	$64,751
Collateralized Mortgage Obligations	20,213	—	(a)	(55)	(738)	2,047	(5,554)	8,436	—	24,349
Commercial Mortgage-Backed Securities	4,846	—		(179)	(99)	17	— (a)	—	— (a)	4,585

Total	$97,470	$—		$(460)	$(902)	$23,190	$(27,424)	$11,613	$(9,802)	$93,685

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $(417,000).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$55,531	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (7.61%)
			Constant Default Rate	0.00% - 4.92% (0.10%)
			Yield (Discount Rate of Cash Flows)	1.35% - 5.11% (2.75%)

Asset-Backed Securities	55,531

	10,984	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (61.35%)
			Constant Default Rate	0.00% - 4.92% (0.96%)
			Yield (Discount Rate of Cash Flows)	1.38% -25.71% (6.28%)

Collateralized Mortgage Obligations	10,984

	4,585	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (3.30%)
			Yield (Discount Rate of Cash Flows)	-1.01% - 8.90% (3.49%)

Commercial Mortgage-Backed Securities	4,585

Total	$71,100

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2020, the value of these investments was approximately $22,585,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$58,446	$604,066	$551,940	$12	$1	$110,585	110,519	$122	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	619	1,680	2,299	—	—	—	—	1	—

Total	$59,065	$605,746	$554,239	$12	$1	$110,585		$123	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.